UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3420

Oppenheimer Integrity Funds

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: December 31

Date of reporting period: 9/30/2016

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS September 30, 2016 Unaudited

	Principal Amount	Value

Asset-Backed Securities—9.9%

American Credit Acceptance Receivables Trust:
Series 2014-1, Cl. B, 2.39%, 11/12/19[1]	$290,985	$291,108
Series 2014-2, Cl. B, 2.26%, 3/10/20[1]	175,701	175,853
Series 2014-3, Cl. B, 2.43%, 6/10/20[1]	1,728,141	1,731,082
Series 2014-4, Cl. B, 2.60%, 10/12/20[1]	961,672	965,292
Series 2015-1, Cl. B, 2.85%, 2/12/21[1]	3,420,000	3,448,853
Series 2015-3, Cl. B, 3.56%, 10/12/21[1]	3,100,000	3,163,766

American Express Credit Account Master Trust:
Series 2014-2, Cl. A, 1.26%, 1/15/20	635,000	636,334
Series 2014-3, Cl. A, 1.49%, 4/15/20	535,000	537,311

AmeriCredit Automobile Receivables Trust:
Series 2012-4, Cl. D, 2.68%, 10/9/18	1,815,000	1,817,402
Series 2012-5, Cl. D, 2.35%, 12/10/18	2,880,000	2,891,958
Series 2013-2, Cl. E, 3.41%, 10/8/20[1]	3,720,000	3,767,021
Series 2013-3, Cl. E, 3.74%, 12/8/20[1]	1,695,000	1,727,205
Series 2013-4, Cl. D, 3.31%, 10/8/19	815,000	830,852
Series 2014-1, Cl. E, 3.58%, 8/9/21	2,900,000	2,956,496
Series 2014-2, Cl. E, 3.37%, 11/8/21	3,450,000	3,504,707
Series 2014-4, Cl. D, 3.07%, 11/9/20	3,105,000	3,161,565
Series 2015-3, Cl. D, 3.34%, 8/8/21	1,725,000	1,776,322

Cabela’s Credit Card Master Note Trust, Series 2016-1, Cl. A1, 1.78%, 6/15/22	3,630,000	3,640,163

Capital Auto Receivables Asset Trust:
Series 2013-1, Cl. D, 2.19%, 9/20/21	1,265,000	1,269,731
Series 2013-4, Cl. D, 3.22%, 5/20/19	705,000	717,029
Series 2014-1, Cl. D, 3.39%, 7/22/19	785,000	802,650
Series 2014-3, Cl. D, 3.14%, 2/20/20	3,345,000	3,420,451
Series 2015-1, Cl. D, 3.16%, 8/20/20	1,460,000	1,488,374
Series 2015-4, Cl. D, 3.62%, 5/20/21	2,490,000	2,564,081
Series 2016-2, Cl. D, 3.16%, 11/20/23	705,000	717,311
Series 2016-3, Cl. D, 2.65%, 1/20/24	1,195,000	1,199,106

Capital One Multi-Asset Execution Trust:
Series 2014-A2, Cl. A2, 1.26%, 1/15/20	3,866,000	3,871,823
Series 2014-A5, Cl. A5, 1.48%, 7/15/20	5,220,000	5,243,548

CarFinance Capital Auto Trust:
Series 2013-2A, Cl. B, 3.15%, 8/15/19[1]	1,666,155	1,676,728
Series 2014-1A, Cl. A, 1.46%, 12/17/18[1]	36,395	36,396
Series 2015-1A, Cl. A, 1.75%, 6/15/21[1]	872,889	874,754

Carmax Auto Owner Trust, Series 2013-2, Cl. D, 2.06%, 11/15/19	740,000	741,522

CarMax Auto Owner Trust:
Series 2015-2, Cl. D, 3.04%, 11/15/21	930,000	948,470
Series 2015-3, Cl. D, 3.27%, 3/15/22	1,715,000	1,763,515
Series 2016-1, Cl. D, 3.11%, 8/15/22	2,045,000	2,087,850
Series 2016-3, Cl. D, 2.94%, 1/17/23	1,330,000	1,347,637

Chase Issuance Trust:
Series 2007-A3, Cl. A3, 5.23%, 4/15/19	810,000	822,611
Series 2014-A1, Cl. A1, 1.15%, 1/15/19	4,965,000	4,968,225
Series 2014-A6, Cl. A6, 1.26%, 7/15/19	3,310,000	3,317,500

1      OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Asset-Backed Securities (Continued)

CPS Auto Receivables Trust:
Series 2012-B, Cl. A, 2.52%, 9/16/19[1]	$406,702	$408,901
Series 2014-A, Cl. A, 1.21%, 8/15/18[1]	306,139	306,203
Series 2014-C, Cl. A, 1.31%, 2/15/19[1]	580,440	580,174

CPS Auto Trust, Series 2012-C, Cl. A, 1.82%, 12/16/19[1]	148,659	148,868

Credit Acceptance Auto Loan Trust:
Series 2014-1A, Cl. B, 2.29%, 4/15/22[1]	1,610,000	1,613,354
Series 2014-2A, Cl. B, 2.67%, 9/15/22[1]	1,275,000	1,283,478

Discover Card Execution Note Trust, Series 2014-A5, Cl. A, 1.39%, 4/15/20	4,725,000	4,740,955

Drive Auto Receivables Trust:
Series 2015-BA, Cl. C, 2.76%, 7/15/21[1]	2,730,000	2,753,491
Series 2015-DA, Cl. C, 3.38%, 11/15/21[1]	2,380,000	2,424,670
Series 2016-BA, Cl. C, 3.19%, 7/15/22[1]	1,765,000	1,797,374

DT Auto Owner Trust:
Series 2013-2A, Cl. D, 4.18%, 6/15/20[1]	2,531,928	2,560,912
Series 2014-2A, Cl. D, 3.68%, 4/15/21[1]	3,645,000	3,698,674
Series 2014-3A, Cl. D, 4.47%, 11/15/21[1]	1,715,000	1,751,979
Series 2015-1A, Cl. C, 2.87%, 11/16/20[1]	1,560,000	1,574,348
Series 2016-1A, Cl. B, 2.79%, 5/15/20[1]	2,675,000	2,701,135
Series 2016-4A, Cl. B, 2.02%, 8/17/20[1,2]	2,880,000	2,879,832

Element Rail Leasing I LLC, Series 2014-1A, Cl. A1, 2.299%, 4/19/44[1]	1,850,579	1,815,141

Exeter Automobile Receivables Trust:
Series 2014-1A, Cl. B, 2.42%, 1/15/19[1]	863,366	863,970
Series 2014-1A, Cl. C, 3.57%, 7/15/19[1]	1,590,000	1,604,676
Series 2014-2A, Cl. C, 3.26%, 12/16/19[1]	830,000	839,171

First Investors Auto Owner Trust:
Series 2013-3A, Cl. B, 2.32%, 10/15/19[1]	2,610,000	2,619,064
Series 2013-3A, Cl. D, 3.67%, 5/15/20[1]	2,800,000	2,829,728

Flagship Credit Auto Trust:
Series 2014-1, Cl. A, 1.21%, 4/15/19[1]	177,070	177,144
Series 2014-2, Cl. A, 1.43%, 12/16/19[1]	686,171	685,351

Ford Credit Floorplan Master Owner Trust A, Series 2016-3, Cl. A1, 1.55%, 7/15/21	4,220,000	4,219,659

FRS I LLC, Series 2013-1A, Cl. A1, 1.80%, 4/15/43[1]	341,168	334,691

GM Financial Automobile Leasing Trust, Series 2015-1, Cl. D, 3.01%, 3/20/20	2,155,000	2,176,384

GO Financial Auto Securitization Trust, Series 2015-1, Cl. A, 1.81%, 3/15/18[1]	160,270	160,140

Navistar Financial Dealer Note Master Owner Trust II, Series 2016-1, Cl. D, 4.046%, 9/27/21[1,2,3]	900,000	905,972

Navistar Financial Dealer Note Master Trust, Series 2014-1, Cl. D, 2.824%, 10/25/19[1,3]	995,000	995,178

Santander Drive Auto Receivables Trust:
Series 2013-4, Cl. D, 3.92%, 1/15/20	3,315,000	3,406,792
Series 2013-4, Cl. E, 4.67%, 1/15/20[1]	2,915,000	2,984,771
Series 2013-5, Cl. D, 2.73%, 10/15/19	4,355,000	4,422,327
Series 2013-A, Cl. E, 4.71%, 1/15/21[1]	2,140,000	2,208,989

2      OPPENHEIMER CORE BOND FUND

	Principal Amount	Value

Asset-Backed Securities (Continued)

Santander Drive Auto Receivables Trust: (Continued)
Series 2014-2, Cl. D, 2.76%, 2/18/20	$2,810,000	$2,857,015
Series 2014-4, Cl. C, 2.60%, 11/16/20	2,150,000	2,174,206
Series 2015-1, Cl. D, 3.24%, 4/15/21	2,780,000	2,844,620
Series 2015-5, Cl. D, 3.65%, 12/15/21	1,665,000	1,721,272
Series 2016-2, Cl. D, 3.39%, 4/15/22	1,210,000	1,251,421

SNAAC Auto Receivables Trust:
Series 2013-1A, Cl. C, 3.07%, 8/15/18[1]	106,128	106,210
Series 2014-1A, Cl. D, 2.88%, 1/15/20[1]	970,000	964,098

TCF Auto Receivables Owner Trust:
Series 2014-1A, Cl. C, 3.12%, 4/15/21[1]	765,000	765,793
Series 2015-1A, Cl. D, 3.53%, 3/15/22[1]	1,510,000	1,520,634

Trip Rail Master Funding LLC, Series 2014-1A, Cl. A1, 2.863%, 4/15/44[1]	815,502	812,829

United Auto Credit Securitization Trust, Series 2015-1, Cl. D, 2.92%, 6/17/19[1]	2,005,000	2,015,120

Westlake Automobile Receivables Trust:
Series 2014-1A, Cl. D, 2.20%, 2/15/21[1]	1,140,000	1,141,132
Series 2014-2A, Cl. D, 2.86%, 7/15/21[1]	1,335,000	1,334,948
Series 2015-1A, Cl. C, 2.29%, 11/16/20[1]	2,185,000	2,194,818
Series 2015-2A, Cl. C, 2.45%, 1/15/21[1]	1,990,000	2,002,361

World Financial Network Credit Card Master Trust, Series 2016-B, Cl. A, 1.44%, 6/15/22	2,430,000	2,430,638

Total Asset-Backed Securities (Cost $166,123,024)		167,513,213

Mortgage-Backed Obligations—47.6%

Government Agency—35.8%

FHLMC/FNMA/FHLB/Sponsored—31.7%

Federal Home Loan Mortgage Corp. Gold Pool:
5.50%, 9/1/39	2,128,434	2,392,688
6.00%, 5/1/18-11/1/37	319,761	367,155
6.50%, 4/1/18-4/1/34	374,087	421,414
7.00%, 7/1/21-10/1/37	3,001,984	3,550,486
9.00%, 8/1/22-5/1/25	9,123	9,982

Federal Home Loan Mortgage Corp. Non Gold Pool, 9%, 3/1/17	32	32

Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 183, Cl. IO, 41.144%, 4/1/27[4]	293,250	64,601
Series 192, Cl. IO, 91.903%, 2/1/28[4]	38,210	8,567
Series 206, Cl. IO, 0.00%, 12/1/29[4,5]	74,710	20,403
Series 243, Cl. 6, 0.00%, 12/15/32[4,5]	253,460	43,080

Federal Home Loan Mortgage Corp., Mtg.-Linked Amortizing Global Debt Securities, Series 2012-1, Cl. A10, 2.06%, 1/15/22	4,684,867	4,748,646

Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed Security, Series 176, Cl. PO, 4.207%, 6/1/26[6]	45,512	41,997

Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9.00%, 5/15/21	2,730	2,966
Series 1590, Cl. IA, 1.574%, 10/15/23[3]	698,661	715,933
Series 2034, Cl. Z, 6.50%, 2/15/28	5,793	6,643
Series 2043, Cl. ZP, 6.50%, 4/15/28	817,489	923,878

3      OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

FHLMC/FNMA/FHLB/Sponsored (Continued)

Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: (Continued)
Series 2046, Cl. G, 6.50%, 4/15/28	$374,763	$429,627
Series 2053, Cl. Z, 6.50%, 4/15/28	5,085	5,830
Series 2063, Cl. PG, 6.50%, 6/15/28	374,968	432,023
Series 2145, Cl. MZ, 6.50%, 4/15/29	133,803	153,967
Series 2148, Cl. ZA, 6.00%, 4/15/29	185,673	215,680
Series 2195, Cl. LH, 6.50%, 10/15/29	340,849	391,204
Series 2326, Cl. ZP, 6.50%, 6/15/31	106,321	120,500
Series 2341, Cl. FP, 1.424%, 7/15/31[3]	171,590	175,991
Series 2399, Cl. PG, 6.00%, 1/15/17	3,963	3,978
Series 2423, Cl. MC, 7.00%, 3/15/32	622,207	719,870
Series 2453, Cl. BD, 6.00%, 5/15/17	12,657	12,879
Series 2461, Cl. PZ, 6.50%, 6/15/32	694,824	829,572
Series 2463, Cl. F, 1.524%, 6/15/32[3]	718,716	739,232
Series 2564, Cl. MP, 5.00%, 2/15/18	553,319	564,720
Series 2585, Cl. HJ, 4.50%, 3/15/18	289,939	297,035
Series 2635, Cl. AG, 3.50%, 5/15/32	563,955	595,369
Series 2676, Cl. KY, 5.00%, 9/15/23	877,739	954,247
Series 2707, Cl. QE, 4.50%, 11/15/18	148,897	152,895
Series 2770, Cl. TW, 4.50%, 3/15/19	50,954	52,465
Series 3010, Cl. WB, 4.50%, 7/15/20	252,156	261,233
Series 3025, Cl. SJ, 22.828%, 8/15/35[3]	134,649	207,403
Series 3030, Cl. FL, 0.924%, 9/15/35[3]	360,826	359,703
Series 3645, Cl. EH, 3.00%, 12/15/20	21,388	21,797
Series 3741, Cl. PA, 2.15%, 2/15/35	1,464,489	1,477,762
Series 3815, Cl. BD, 3.00%, 10/15/20	21,891	22,201
Series 3822, Cl. JA, 5.00%, 6/15/40	491,531	516,221
Series 3840, Cl. CA, 2.00%, 9/15/18	16,884	16,992
Series 3848, Cl. WL, 4.00%, 4/15/40	981,318	1,024,905
Series 3857, Cl. GL, 3.00%, 5/15/40	31,799	33,008
Series 4221, Cl. HJ, 1.50%, 7/15/23	1,050,298	1,057,798

Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2129, Cl. S, 58.952%, 2/15/29[4]	423,538	84,691
Series 2130, Cl. SC, 73.73%, 3/15/29[4]	114,581	23,104
Series 2134, Cl. SB, 76.758%, 3/15/29[4]	120,046	24,073
Series 2422, Cl. SJ, 0.00%, 1/15/32[4,5]	420,083	88,756
Series 2493, Cl. S, 0.00%, 9/15/29[4,5]	32,902	7,983
Series 2682, Cl. TQ, 99.999%, 10/15/33[4]	807,246	198,621
Series 2796, Cl. SD, 88.721%, 7/15/26[4]	200,631	34,771
Series 2920, Cl. S, 0.00%, 1/15/35[4,5]	832,922	150,927
Series 2922, Cl. SE, 26.001%, 2/15/35[4]	666,510	116,182
Series 2981, Cl. AS, 12.483%, 5/15/35[4]	1,824,288	350,248
Series 2981, Cl. BS, 99.999%, 5/15/35[4]	1,678,213	343,531
Series 3005, Cl. WI, 0.00%, 7/15/35[4,5]	363,560	69,410
Series 3201, Cl. SG, 23.808%, 8/15/36[4]	1,815,912	372,087
Series 3397, Cl. GS, 0.00%, 12/15/37[4,5]	314,576	61,243
Series 3424, Cl. EI, 0.00%, 4/15/38[4,5]	175,564	20,670

4      OPPENHEIMER CORE BOND FUND

	Principal Amount	Value

FHLMC/FNMA/FHLB/Sponsored (Continued)

Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security: (Continued)
Series 3450, Cl. BI, 22.62%, 5/15/38[4]	$3,494,550	$592,204
Series 3606, Cl. SN, 27.008%, 12/15/39[4]	992,214	183,742

Federal National Mortgage Assn.:
2.50%, 10/1/31[2]	106,785,000	110,618,413
3.00%, 10/1/31-10/1/46[2]	158,590,000	165,512,227
3.50%, 10/1/46[2]	91,130,000	96,177,748
4.00%, 10/1/46[2]	62,825,000	67,480,429
5.00%, 10/1/46[2]	25,740,000	28,592,518

Federal National Mortgage Assn. Pool:
5.00%, 3/1/21	63,136	65,183
5.50%, 12/1/18-5/1/36	1,408,197	1,604,004
6.00%, 5/1/20	25,546	26,076
6.50%, 6/1/17-11/1/31	2,301,246	2,670,863
7.00%, 11/1/17-4/1/34	1,410,921	1,675,310
7.50%, 1/1/33-8/1/33	1,957,809	2,339,383
8.50%, 7/1/32	10,625	11,614

Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 222, Cl. 2, 99.999%, 6/25/23[4]	304,467	46,372
Series 247, Cl. 2, 99.999%, 10/25/23[4]	35,187	5,513
Series 252, Cl. 2, 99.999%, 11/25/23[4]	319,370	56,298
Series 254, Cl. 2, 27.78%, 1/25/24[4]	560,249	124,026
Series 301, Cl. 2, 4.869%, 4/25/29[4]	146,938	32,902
Series 303, Cl. IO, 27.096%, 11/25/29[4]	32,708	8,354
Series 319, Cl. 2, 0.00%, 2/25/32[4,5]	121,871	27,053
Series 320, Cl. 2, 24.751%, 4/25/32[4]	2,269,213	622,120
Series 321, Cl. 2, 0.00%, 4/25/32[4,5]	359,473	80,125
Series 324, Cl. 2, 0.00%, 7/25/32[4,5]	170,174	37,889
Series 331, Cl. 9, 0.00%, 2/25/33[4,5]	1,320,581	281,308
Series 334, Cl. 14, 0.00%, 2/25/33[4,5]	1,100,984	221,182
Series 334, Cl. 15, 0.00%, 2/25/33[4,5]	763,071	189,735
Series 334, Cl. 17, 9.033%, 2/25/33[4]	42,007	8,499
Series 339, Cl. 12, 0.00%, 6/25/33[4,5]	902,480	186,287
Series 339, Cl. 7, 0.00%, 11/25/33[4,5]	928,353	182,343
Series 343, Cl. 13, 99.999%, 9/25/33[4]	1,042,767	213,786
Series 343, Cl. 18, 93.666%, 5/25/34[4]	629,262	137,573
Series 345, Cl. 9, 0.00%, 1/25/34[4,5]	457,817	84,301
Series 351, Cl. 10, 0.00%, 4/25/34[4,5]	376,701	74,658
Series 351, Cl. 8, 0.00%, 4/25/34[4,5]	646,635	128,055
Series 356, Cl. 10, 0.00%, 6/25/35[4,5]	460,646	83,790
Series 356, Cl. 12, 0.00%, 2/25/35[4,5]	225,447	41,400
Series 362, Cl. 13, 0.00%, 8/25/35[4,5]	592,447	118,878
Series 364, Cl. 16, 0.00%, 9/25/35[4,5]	812,126	153,376
Series 365, Cl. 16, 0.00%, 3/25/36[4,5]	546,743	105,094

Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1993-104, Cl. ZB, 6.50%, 7/25/23	109,303	118,250
Series 1993-87, Cl. Z, 6.50%, 6/25/23	100,856	110,865
Series 1996-35, Cl. Z, 7.00%, 7/25/26	35,022	39,270

5      OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

FHLMC/FNMA/FHLB/Sponsored (Continued)

Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: (Continued)
Series 1998-58, Cl. PC, 6.50%, 10/25/28	$189,345	$212,439
Series 1998-61, Cl. PL, 6.00%, 11/25/28	266,020	305,777
Series 1999-54, Cl. LH, 6.50%, 11/25/29	377,386	443,554
Series 1999-60, Cl. PG, 7.50%, 12/25/29	1,854,692	2,128,180
Series 2001-51, Cl. OD, 6.50%, 10/25/31	385,716	428,482
Series 2002-10, Cl. FB, 1.025%, 3/25/17[3]	1,381	1,383
Series 2002-16, Cl. PG, 6.00%, 4/25/17	3,508	3,517
Series 2002-2, Cl. UC, 6.00%, 2/25/17	5,002	5,071
Series 2002-56, Cl. FN, 1.525%, 7/25/32[3]	223,893	227,899
Series 2003-100, Cl. PA, 5.00%, 10/25/18	1,228,809	1,262,480
Series 2003-130, Cl. CS, 13.049%, 12/25/33[3]	947,928	1,062,748
Series 2003-21, Cl. FK, 0.925%, 3/25/33[3]	60,806	60,906
Series 2003-84, Cl. GE, 4.50%, 9/25/18	28,152	28,807
Series 2004-101, Cl. BG, 5.00%, 1/25/20	26,309	26,409
Series 2004-25, Cl. PC, 5.50%, 1/25/34	68,813	71,373
Series 2005-104, Cl. MC, 5.50%, 12/25/25	1,608,778	1,770,999
Series 2005-109, Cl. AH, 5.50%, 12/25/25	4,560,075	4,954,256
Series 2005-31, Cl. PB, 5.50%, 4/25/35	2,480,000	2,952,470
Series 2005-71, Cl. DB, 4.50%, 8/25/25	372,411	396,202
Series 2005-73, Cl. DF, 0.775%, 8/25/35[3]	693,481	696,434
Series 2006-50, Cl. SK, 22.274%, 6/25/36[3]	447,360	690,027
Series 2008-75, Cl. DB, 4.50%, 9/25/23	252,188	258,185
Series 2009-113, Cl. DB, 3.00%, 12/25/20	823,952	836,694
Series 2009-36, Cl. FA, 1.465%, 6/25/37[3]	507,074	517,560
Series 2009-37, Cl. HA, 4.00%, 4/25/19	366,865	373,272
Series 2009-70, Cl. TL, 4.00%, 8/25/19	307,107	312,139
Series 2010-43, Cl. KG, 3.00%, 1/25/21	175,368	178,735
Series 2011-15, Cl. DA, 4.00%, 3/25/41	231,041	243,306
Series 2011-3, Cl. EL, 3.00%, 5/25/20	1,341,840	1,362,346
Series 2011-3, Cl. KA, 5.00%, 4/25/40	1,331,515	1,454,701
Series 2011-38, Cl. AH, 2.75%, 5/25/20	18,145	18,365
Series 2011-82, Cl. AD, 4.00%, 8/25/26	340,468	349,031

Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2001-15, Cl. SA, 99.999%, 3/17/31[4]	102,370	10,081
Series 2001-61, Cl. SE, 0.378%, 11/18/31[4]	192,614	38,336
Series 2001-65, Cl. S, 5.565%, 11/25/31[4]	399,702	77,601
Series 2001-81, Cl. S, 7.038%, 1/25/32[4]	58,882	16,486
Series 2002-12, Cl. SB, 0.094%, 7/25/31[4]	94,059	21,955
Series 2002-2, Cl. SW, 0.263%, 2/25/32[4]	111,024	24,503
Series 2002-38, Cl. SO, 18.656%, 4/25/32[4]	61,446	12,354
Series 2002-41, Cl. S, 30.361%, 7/25/32[4]	628,804	137,160
Series 2002-47, Cl. NS, 6.73%, 4/25/32[4]	175,129	41,466
Series 2002-5, Cl. SD, 99.999%, 2/25/32[4]	111,126	24,976
Series 2002-51, Cl. S, 6.878%, 8/25/32[4]	160,802	30,883
Series 2002-52, Cl. SD, 33.12%, 9/25/32[4]	244,877	54,871
Series 2002-60, Cl. SM, 4.041%, 8/25/32[4]	570,945	95,053

6      OPPENHEIMER CORE BOND FUND

	Principal Amount	Value

FHLMC/FNMA/FHLB/Sponsored (Continued)

Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security: (Continued)
Series 2002-60, Cl. SY, 99.999%, 4/25/32[4]	$526,344	$17,043
Series 2002-64, Cl. SD, 10.775%, 4/25/27[4]	234,823	55,633
Series 2002-7, Cl. SK, 5.941%, 1/25/32[4]	334,853	62,533
Series 2002-75, Cl. SA, 12.444%, 11/25/32[4]	321,803	69,633
Series 2002-77, Cl. BS, 8.832%, 12/18/32[4]	643,363	124,424
Series 2002-77, Cl. IS, 20.402%, 12/18/32[4]	104,686	22,530
Series 2002-77, Cl. SH, 10.844%, 12/18/32[4]	84,561	18,696
Series 2002-84, Cl. SA, 6.162%, 12/25/32[4]	85,379	16,522
Series 2002-89, Cl. S, 15.153%, 1/25/33[4]	854,958	233,480
Series 2002-9, Cl. MS, 6.965%, 3/25/32[4]	5,058	1,080
Series 2002-90, Cl. SN, 3.443%, 8/25/32[4]	519,485	86,485
Series 2002-90, Cl. SY, 5.451%, 9/25/32[4]	271,412	57,636
Series 2003-14, Cl. OI, 29.017%, 3/25/33[4]	1,387,998	284,821
Series 2003-26, Cl. IK, 26.292%, 4/25/33[4]	488,112	62,472
Series 2003-33, Cl. SP, 10.83%, 5/25/33[4]	520,329	107,834
Series 2003-4, Cl. S, 3.598%, 2/25/33[4]	156,213	32,089
Series 2003-52, Cl. NS, 21.268%, 6/25/23[4]	2,106,623	214,842
Series 2004-54, Cl. DS, 73.503%, 11/25/30[4]	51,900	9,477
Series 2004-56, Cl. SE, 10.948%, 10/25/33[4]	690,362	159,365
Series 2005-12, Cl. SC, 34.618%, 3/25/35[4]	311,674	53,585
Series 2005-40, Cl. SA, 43.666%, 5/25/35[4]	462,251	94,810
Series 2005-52, Cl. JH, 49.725%, 5/25/35[4]	969,132	178,767
Series 2005-6, Cl. SE, 68.301%, 2/25/35[4]	850,046	158,149
Series 2005-93, Cl. SI, 7.146%, 10/25/35[4]	574,464	116,584
Series 2006-53, Cl. US, 16.151%, 6/25/36[4]	46,466	6,859
Series 2008-55, Cl. SA, 0.00%, 7/25/38[4,5]	472,132	57,475
Series 2009-8, Cl. BS, 99.999%, 2/25/24[4]	248,138	7,929
Series 2011-96, Cl. SA, 14.632%, 10/25/41[4]	1,088,999	223,931
Series 2012-134, Cl. SA, 10.531%, 12/25/42[4]	3,333,716	762,505
Series 2012-40, Cl. PI, 2.719%, 4/25/41[4]	2,592,330	310,665

Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Principal-Only Stripped Mtg.-Backed Security, Series 1993-184, Cl. M, 5.334%, 9/25/23[6]	97,420	91,799

		536,099,016

GNMA/Guaranteed—4.1%

Government National Mortgage Assn. I Pool:
8.50%, 8/15/17-12/15/17	2,798	2,810
10.50%, 12/15/17	1,242	1,259

Government National Mortgage Assn. II Pool:
1.875%, 7/20/25-7/20/27[3]	6,563	6,790
3.50%, 10/1/46[2]	42,185,000	44,811,676
4.00%, 10/1/46[2]	22,415,000	24,025,202
11.00%, 10/20/19	1,622	1,632

Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2002-15, Cl. SM, 99.999%, 2/16/32[4]	312,454	50,410
Series 2002-41, Cl. GS, 99.999%, 6/16/32[4]	133,173	14,894
Series 2002-76, Cl. SY, 28.627%, 12/16/26[4]	132,446	23,632

7      OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

GNMA/Guaranteed (Continued)

Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security: (Continued)
Series 2007-17, Cl. AI, 62.72%, 4/16/37[4]	$1,809,224	$385,985
Series 2011-52, Cl. HS, 35.118%, 4/16/41[4]	5,463,001	1,013,796

		70,338,086

Non-Agency—11.8%

Commercial—7.6%

Asset Securitization Corp., Interest-Only Stripped Mtg.-Backed Security,
Series 1997-D4, Cl. PS1, 0.00%, 4/14/29[4,5]	1,279,710	11,925

Banc of America Funding Trust:
Series 2006-G, Cl. 2A4, 0.822%, 7/20/36[3]	4,165,465	3,951,536
Series 2014-R7, Cl. 3A1, 2.894%, 3/26/36[3]	3,455,077	3,466,413

BCAP LLC Trust, Series 2011-R11, Cl. 18A5, 2.43%, 9/26/35[1,3]	805,506	807,460

Capital Lease Funding Securitization LP, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 1997-CTL1, Cl. IO, 0.00%, 6/22/24[1,4,5]	132,738	3,952

Chase Mortgage Finance Trust, Series 2005-A2, Cl. 1A3, 2.703%, 1/25/36[3]	1,657,492	1,560,761

Citigroup Global Markets Mortgage Securities VII, Inc., Interest-Only Stripped Mtg.-Backed Security, Series 1999-C1, Cl. X, 0.00%, 5/18/32[4,5]	699,811	17

COMM Mortgage Trust:
Series 2013-CR6, Cl. AM, 3.147%, 3/10/46[1]	2,945,000	3,058,048
Series 2013-CR7, Cl. D, 4.491%, 3/10/46[1,3]	3,015,000	2,842,616
Series 2014-CR21, Cl. AM, 3.987%, 12/10/47	6,135,175	6,681,883
Series 2014-LC15, Cl. AM, 4.198%, 4/10/47	1,030,000	1,136,640
Series 2014-UBS6, Cl. AM, 4.048%, 12/10/47	5,720,000	6,187,773
Series 2015-CR23, Cl. AM, 3.801%, 5/10/48	3,370,000	3,626,852

COMM Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series 2012-CR5, Cl. XA, 27.253%, 12/10/45[4]	15,462,418	1,098,354

CSMC, Series 2006-6, Cl. 1A4, 6%, 7/25/36	1,216,275	916,760

Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Cl. AM, 3.539%, 5/10/49	1,805,000	1,920,302

First Horizon Alternative Mortgage Securities Trust:
Series 2004-FA2, Cl. 3A1, 6.00%, 1/25/35	570,124	522,512
Series 2005-FA8, Cl. 1A6, 1.175%, 11/25/35[3]	1,071,381	728,241

FREMF Mortgage Trust:
Series 2012-K501, Cl. C, 3.327%, 11/25/46[1,3]	385,000	384,796
Series 2013-K25, Cl. C, 3.743%, 11/25/45[1,3]	605,000	602,911
Series 2013-K26, Cl. C, 3.722%, 12/25/45[1,3]	1,165,000	1,147,189
Series 2013-K27, Cl. C, 3.616%, 1/25/46[1,3]	650,000	638,283
Series 2013-K28, Cl. C, 3.614%, 6/25/46[1,3]	2,580,000	2,524,524
Series 2013-K502, Cl. C, 3.19%, 3/25/45[1,3]	1,620,000	1,626,452
Series 2013-K712, Cl. C, 3.484%, 5/25/45[1,3]	335,000	340,538
Series 2013-K713, Cl. C, 3.274%, 4/25/46[1,3]	1,075,000	1,072,891
Series 2014-K715, Cl. C, 4.268%, 2/25/46[1,3]	230,000	232,266
Series 2015-K44, Cl. B, 3.811%, 1/25/48[1,3]	2,030,000	2,030,829

GSMSC Pass-Through Trust, Series 2009-3R, Cl. 1A2, 6%, 4/25/37[1,3]	3,178,331	3,006,496

GSR Mortgage Loan Trust, Series 2005-AR4, Cl. 6A1, 3.202%, 7/25/35[3]	601,692	593,647

JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-C16, Cl. AS, 4.517%, 12/15/46	3,490,000	3,919,159
Series 2013-LC11, Cl. AS, 3.216%, 4/15/46	425,000	442,805
Series 2014-C20, Cl. AS, 4.043%, 7/15/47	2,515,000	2,748,411

8      OPPENHEIMER CORE BOND FUND

	Principal Amount	Value

Commercial (Continued)

JP Morgan Mortgage Trust, Series 2007-A1, Cl. 5A1, 2.947%, 7/25/35[3]	$1,576,979	$1,580,335

JP Morgan Resecuritization Trust, Series 2009-5, Cl. 1A2, 3.08%, 7/26/36[1,3]	2,449,575	2,215,427

JPMBB Commercial Mortgage Securities Trust:
Series 2014-C19, Cl. AS, 4.243%, 4/15/47[3]	1,655,000	1,835,425
Series 2014-C25, Cl. AS, 4.065%, 11/15/47	6,036,000	6,607,724
Series 2014-C26, Cl. AS, 3.80%, 1/15/48	2,070,000	2,218,946

LB Commercial Conduit Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series 1998-C1, Cl. IO, 0.00%, 2/18/30[4,5]	190,255	347

Lehman Structured Securities Corp., Series 2002-GE1, Cl. A, 2.514%, 7/26/24[1,3]	30,999	25,409

Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C19, Cl. AS, 3.832%, 12/15/47	5,035,000	5,449,793
Series 2016-C30, Cl. AS, 3.175%, 9/15/49	4,780,000	4,956,755

Morgan Stanley Re-Remic Trust, Series 2012-R3, Cl. 1B, 2.237%, 11/26/36[1,3]	2,201,685	1,637,965

Morgan Stanley Resecuritization Trust, Series 2013-R9, Cl. 3A, 2.598%, 6/26/46[1,3]	1,702,318	1,702,637

RBSSP Resecuritization Trust, Series 2010-1, Cl. 2A1, 2.599%, 7/26/45[1,3]	432,959	432,969

Structured Agency Credit Risk Debt Nts.:
Series 2013-DN1, Cl. M1, 3.925%, 7/25/23[3]	2,958,195	3,014,778
Series 2014-HQ2, Cl. M1, 1.975%, 9/25/24[3]	742,451	746,277
Series 2015-DNA2, Cl. M2, 3.125%, 12/25/27[3]	2,545,000	2,599,258
Series 2015-DNA3, Cl. M1, 1.875%, 4/25/28[3]	603,979	605,329
Series 2015-DNA3, Cl. M2, 3.375%, 4/25/28[3]	2,440,000	2,516,907
Series 2015-HQA1, Cl. M1, 1.775%, 3/25/28[3]	995,433	996,847
Series 2015-HQA2, Cl. M2, 3.325%, 5/25/28[3]	1,850,000	1,912,216
Series 2016-DNA2, Cl. M1, 1.775%, 10/25/28[3]	3,860,887	3,871,580
Series 2016-DNA2, Cl. M2, 2.725%, 10/25/28[3]	2,630,000	2,673,996
Series 2016-DNA3, Cl. M1, 1.625%, 12/25/28[3]	3,420,453	3,426,450
Series 2016-DNA4, Cl. M1, 1.324%, 3/25/29[3]	2,175,000	2,179,499
Series 2016-HQA2, Cl. M1, 1.725%, 11/25/28[3]	2,276,626	2,283,014
Series 2016-HQA3, Cl. M1, 1.324%, 3/25/29[3]	1,290,000	1,292,035

Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Cl. AS, 4.013%, 6/15/48	3,975,000	4,369,040

WF-RBS Commercial Mortgage Trust:
Series 2012-C7, Cl. E, 4.991%, 6/15/45[1,3]	840,000	832,141
Series 2013-C14, Cl. AS, 3.488%, 6/15/46	2,330,000	2,482,501
Series 2014-C20, Cl. AS, 4.176%, 5/15/47	1,693,000	1,877,104
Series 2014-LC14, Cl. AS, 4.351%, 3/15/47[3]	1,797,838	2,006,085

WF-RBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass- Through Certificates, Series 2011-C3, Cl. XA, 34.879%, 3/15/44[1,4]	18,547,127	860,210

		129,042,241

Residential—4.2%

Alternative Loan Trust, Series 2005-29CB, Cl. A4, 5%, 7/25/35	998,588	881,113

Banc of America Funding Trust:
Series 2007-1, Cl. 1A3, 6.00%, 1/25/37	705,204	631,234
Series 2007-C, Cl. 1A4, 2.99%, 5/20/36[3]	361,444	326,793

Banc of America Mortgage Trust, Series 2007-1, Cl. 1A24, 6%, 3/25/37	857,889	782,699

9      OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Residential (Continued)

Bear Stearns ARM Trust:
Series 2005-2, Cl. A1, 2.92%, 3/25/35[3]	$2,673,605	$2,690,397
Series 2005-9, Cl. A1, 2.83%, 10/25/35[3]	1,052,882	1,019,679
Series 2006-1, Cl. A1, 2.58%, 2/25/36[3]	3,048,625	2,988,711

Carrington Mortgage Loan Trust, Series 2006-FRE1, Cl. A2, 0.635%, 7/25/36[3]	155,747	155,142

Chase Funding Trust, Series 2003-2, Cl. 2A2, 1.084%, 2/25/33[3]	362,314	318,154

CHL Mortgage Pass-Through Trust:
Series 2005-26, Cl. 1A8, 5.50%, 11/25/35	664,942	621,297
Series 2006-6, Cl. A3, 6.00%, 4/25/36	500,280	458,612

Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Cl. 1A1, 2.87%, 10/25/35[3]	4,467,664	4,438,804

Connecticut Avenue Securities:
Series 2014-C01, Cl. M1, 2.125%, 1/25/24[3]	359,778	362,624
Series 2014-C03, Cl. 1M1, 1.725%, 7/25/24[3]	1,604,495	1,608,447
Series 2014-C03, Cl. 2M1, 1.725%, 7/25/24[3]	2,478,131	2,485,506
Series 2014-C04, Cl. 2M1, 2.625%, 11/25/24[3]	442,395	443,759
Series 2015-C03, Cl. 1M1, 2.025%, 7/25/25[3]	1,136,977	1,139,835
Series 2016-C02, Cl. 1M1, 2.675%, 9/25/28[3]	1,095,365	1,111,297
Series 2016-C03, Cl. 1M1, 2.525%, 10/25/28[3]	5,671,407	5,752,742
Series 2016-C03, Cl. 2M1, 2.725%, 10/25/28[3]	2,661,571	2,699,416
Series 2016-C05, Cl. 2M1, 1.875%, 1/25/29[3]	6,240,746	6,268,464

Countrywide Alternative Loan Trust, Series 2005-21CB, Cl. A7, 5.50%, 6/25/35	1,851,217	1,735,845

HomeBanc Mortgage Trust, Series 2005-3, Cl. A2, 0.835%, 7/25/35[3]	655,004	634,131

Merrill Lynch Mortgage Investors Trust, Series 2005-A1, Cl. 2A1, 2.852%, 12/25/34[3]	391,774	391,711

RALI Trust:
Series 2006-QS13, Cl. 1A8, 6.00%, 9/25/36	163,234	134,035
Series 2007-QS6, Cl. A28, 5.75%, 4/25/37	837,799	706,397

Residential Asset Securitization Trust, Series 2005-A6CB, Cl. A7, 6%, 6/25/35	407,262	381,974

WaMu Mortgage Pass-Through Certificates Trust:
Series 2003-AR10, Cl. A7, 2.669%, 10/25/33[3]	1,092,649	1,115,695
Series 2005-AR14, Cl. 1A4, 2.591%, 12/25/35[3]	1,439,668	1,395,255
Series 2005-AR16, Cl. 1A1, 2.599%, 12/25/35[3]	1,245,702	1,174,076

Wells Fargo Mortgage-Backed Securities Trust:
Series 2005-AR10, Cl. 1A1, 2.977%, 6/25/35[3]	3,003,982	3,126,695
Series 2005-AR13, Cl. 1A5, 3.058%, 5/25/35[3]	1,584,858	1,589,909
Series 2005-AR15, Cl. 1A2, 2.993%, 9/25/35[3]	2,226,899	2,169,162
Series 2005-AR15, Cl. 1A6, 2.993%, 9/25/35[3]	188,334	179,063
Series 2005-AR4, Cl. 2A2, 2.995%, 4/25/35[3]	5,387,814	5,394,728
Series 2006-AR10, Cl. 5A5, 3.08%, 7/25/36[3]	3,357,234	3,306,609
Series 2006-AR14, Cl. 1A2, 3.106%, 10/25/36[3]	689,242	644,166
Series 2006-AR2, Cl. 2A3, 2.894%, 3/25/36[3]	1,782,448	1,753,116
Series 2006-AR7, Cl. 2A4, 3.088%, 5/25/36[3]	103,593	98,859
Series 2006-AR8, Cl. 2A1, 3.001%, 4/25/36[3]	4,755,535	4,660,372
Series 2006-AR8, Cl. 2A4, 3.001%, 4/25/36[3]	894,503	876,314
Series 2007-16, Cl. 1A1, 6.00%, 12/28/37	671,395	697,048

10      OPPENHEIMER CORE BOND FUND

	Principal Amount	Value

Residential (Continued)

Wells Fargo Mortgage-Backed Securities Trust: (Continued)
Series 2007-AR3, Cl. A4, 5.895%, 4/25/37[3]	$368,026	$343,778
Series 2007-AR8, Cl. A1, 3.019%, 11/25/37[3]	1,068,641	956,384

		70,650,047

Total Mortgage-Backed Obligations (Cost $797,591,020)		806,129,390

U.S. Government Obligations—1.2%

Federal Home Loan Bank Nts., 0.875%, 8/5/19	2,020,000	2,012,744

Federal National Mortgage Assn. Nts.:
0.875%, 8/2/19	2,420,000	2,410,555
1.00%, 8/28/19	1,694,000	1,693,100
1.875%, 9/24/26	5,986,000	5,949,653

United States Treasury Nts.:
0.75%, 2/28/18	168,000	168,066
1.50%, 5/31/19[7]	7,480,000	7,605,350

Total U.S. Government Obligations (Cost $19,743,352)		19,839,468

Corporate Bonds and Notes—46.3%

Consumer Discretionary—8.4%

Auto Components—0.1%

BorgWarner, Inc., 4.375% Sr. Unsec. Nts., 3/15/45	1,079,000	1,141,599

Johnson Controls, Inc., 1.40% Sr. Unsec. Nts., 11/2/17	587,000	588,001

		1,729,600

Automobiles—2.4%

Daimler Finance North America LLC:
1.50% Sr. Unsec. Nts., 7/5/19[1]	3,622,000	3,603,387
8.50% Sr. Unsec. Unsub. Nts., 1/18/31	1,987,000	3,238,315

Ford Motor Credit Co. LLC, 3.664% Sr. Unsec. Nts., 9/8/24	8,999,000	9,295,130

General Motors Co., 6.25% Sr. Unsec. Nts., 10/2/43	3,566,000	4,220,272

General Motors Financial Co., Inc., 3% Sr. Unsec. Nts., 9/25/17	3,292,000	3,335,576

Harley-Davidson, Inc., 4.625% Sr. Unsec. Nts., 7/28/45	1,017,000	1,114,211

Hyundai Capital America, 2.40% Sr. Unsec. Nts., 10/30/18[1]	3,345,000	3,392,897

Nissan Motor Acceptance Corp.:
1.55% Sr. Unsec. Nts., 9/13/19[1]	1,010,000	1,008,548
2.00% Sr. Unsec. Nts., 3/8/19[1]	2,724,000	2,749,725

Volkswagen Group of America Finance LLC, 1.60% Sr. Unsec. Nts., 11/20/17[1]	4,039,000	4,031,233

ZF North America Capital, Inc., 4.75% Sr. Unsec. Nts., 4/29/25[1]	3,654,000	3,850,403

		39,839,697

Diversified Consumer Services—0.2%

Service Corp. International, 5.375% Sr. Unsec. Nts., 5/15/24	3,463,000	3,688,095

Hotels, Restaurants & Leisure—0.4%

Marriott International, Inc.:
3.25% Sr. Unsec. Nts., 9/15/22	1,755,000	1,841,788
6.375% Sr. Unsec. Nts., 6/15/17	3,038,000	3,139,825

11      OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Hotels, Restaurants & Leisure (Continued)

McDonald’s Corp., 2.75% Sr. Unsec. Nts., 12/9/20	$1,606,000	$1,666,079

		6,647,692

Household Durables—1.2%

Lennar Corp., 4.75% Sr. Unsec. Nts., 5/30/25	3,903,000	4,000,575

Newell Brands, Inc.:
2.15% Sr. Unsec. Nts., 10/15/18	2,032,000	2,061,832
5.00% Sr. Unsec. Nts., 11/15/23[1]	3,300,000	3,515,698
5.50% Sr. Unsec. Nts., 4/1/46	1,137,000	1,385,930

PulteGroup, Inc., 5% Sr. Unsec. Nts., 1/15/27	4,119,000	4,157,719

Toll Brothers Finance Corp., 4.375% Sr. Unsec. Nts., 4/15/23	3,721,000	3,832,630

Whirlpool Corp.:
1.35% Sr. Unsec. Nts., 3/1/17	707,000	707,488
1.65% Sr. Unsec. Nts., 11/1/17	765,000	767,519

		20,429,391

Leisure Equipment & Products—0.2%

Mattel, Inc., 1.70% Sr. Unsec. Nts., 3/15/18	3,308,000	3,319,320

Media—2.2%

21st Century Fox America, Inc., 6.15% Sr. Unsec. Nts., 2/15/41	1,397,000	1,782,129

Charter Communications Operating LLC/Charter Communications Operating Capital:
4.464% Sr. Sec. Nts., 7/23/22[1]	1,762,000	1,905,062
6.484% Sr. Sec. Nts., 10/23/45[1]	2,285,000	2,779,314

Comcast Cable Communications Holdings, Inc., 9.455% Sr.
Unsec. Nts., 11/15/22	1,765,000	2,484,566

Comcast Corp., 2.35% Sr. Unsec. Nts., 1/15/27	2,524,000	2,488,513

Historic TW, Inc., 9.15% Debs., 2/1/23	921,000	1,249,645

Interpublic Group of Cos., Inc. (The), 4.20% Sr. Unsec. Nts., 4/15/24	1,240,000	1,334,455

Omnicom Group, Inc., 3.65% Sr. Unsec. Nts., 11/1/24	2,014,000	2,140,646

Scripps Networks Interactive, Inc., 2.70% Sr. Unsec. Nts., 12/15/16	3,400,000	3,408,174

Sky plc:
3.75% Sr. Unsec. Nts., 9/16/24[1]	2,088,000	2,209,593
6.10% Sr. Unsec. Nts., 2/15/18[1]	1,253,000	1,322,733

Thomson Reuters Corp., 1.65% Sr. Unsec. Nts., 9/29/17	3,310,000	3,318,954

Time Warner Cable LLC, 4.50% Sr. Unsec. Unsub. Nts., 9/15/42	1,879,000	1,803,926

Time Warner, Inc., 2.95% Sr. Unsec. Nts., 7/15/26	1,847,000	1,874,042

Viacom, Inc.:
2.25% Sr. Unsec. Nts., 2/4/22	834,000	831,998
2.50% Sr. Unsec. Nts., 12/15/16	1,206,000	1,208,994
3.45% Sr. Unsec. Nts., 10/4/26	1,008,000	1,009,250
4.375% Sr. Unsec. Nts., 3/15/43	1,289,000	1,192,683

Virgin Media Secured Finance plc, 5.25% Sr. Sec. Nts., 1/15/26[1]	2,521,000	2,571,420

		36,916,097

12      OPPENHEIMER CORE BOND FUND

	Principal Amount	Value

Multiline Retail—0.2%

Dollar Tree, Inc., 5.75% Sr. Sec. Nts., 3/1/23	$3,674,000	$3,972,512

Specialty Retail—0.9%

AutoZone, Inc.:
1.30% Sr. Unsec. Nts., 1/13/17	637,000	637,626
1.625% Sr. Unsec. Nts., 4/21/19	689,000	691,677

Best Buy Co., Inc., 5.50% Sr. Unsec. Nts., 3/15/21	2,155,000	2,392,050

L Brands, Inc., 5.625% Sr. Unsec. Nts., 2/15/22	1,377,000	1,540,519

Lowe’s Cos, Inc., 3.70% Sr. Unsec. Nts., 4/15/46	1,767,000	1,822,429

Ross Stores, Inc., 3.375% Sr. Unsec. Nts., 9/15/24	2,923,000	3,112,612

Sally Holdings LLC/Sally Capital, Inc., 5.625% Sr. Unsec. Nts., 12/1/25	3,785,000	4,092,531

Signet UK Finance plc, 4.70% Sr. Unsec. Nts., 6/15/24	1,900,000	1,833,147

		16,122,591

Textiles, Apparel & Luxury Goods—0.6%

Hanesbrands, Inc., 4.875% Sr. Unsec. Nts., 5/15/26[1]	2,747,000	2,822,542

Levi Strauss & Co., 5% Sr. Unsec. Nts., 5/1/25	3,466,000	3,630,635

PVH Corp., 4.50% Sr. Unsec. Unsub. Nts., 12/15/22	3,647,000	3,820,233

		10,273,410

Consumer Staples—4.9%

Beverages—1.7%

Anheuser-Busch InBev Finance, Inc.:
1.90% Sr. Unsec. Nts., 2/1/19	4,162,000	4,205,630
3.65% Sr. Unsec. Nts., 2/1/26	2,382,000	2,555,791
4.90% Sr. Unsec. Nts., 2/1/46	914,000	1,100,759

Anheuser-Busch InBev Worldwide, Inc., 8.20% Sr. Unsec. Unsub. Nts., 1/15/39	2,213,000	3,590,752

Beam Suntory, Inc., 1.875% Sr. Unsec. Nts., 5/15/17	1,607,000	1,614,490

Constellation Brands, Inc., 4.75% Sr. Unsec. Nts., 11/15/24	3,725,000	4,050,937

Molson Coors Brewing Co.:
1.45% Sr. Unsec. Nts., 7/15/19	1,465,000	1,461,638
2.10% Sr. Unsec. Nts., 7/15/21	3,528,000	3,564,695
4.20% Sr. Unsec. Nts., 7/15/46	934,000	979,904

Pernod Ricard SA:
2.95% Sr. Unsec. Nts., 1/15/17[1]	2,801,000	2,812,873
4.25% Sr. Unsec. Nts., 7/15/22[1]	2,782,000	3,047,075

		28,984,544

Food & Staples Retailing—1.2%

CVS Health Corp., 2.875% Sr. Unsec. Nts., 6/1/26	3,678,000	3,742,549

Koninklijke Ahold Delhaize NV, 6.50% Sr. Unsec. Nts., 6/15/17	938,000	970,041

Kroger Co. (The):
2.00% Sr. Unsec. Nts., 1/15/19	309,000	313,096
6.40% Sr. Unsec. Nts., 8/15/17	2,976,000	3,112,104
6.80% Sr. Unsec. Nts., 12/15/18	346,000	386,679
6.90% Sr. Unsec. Nts., 4/15/38	974,000	1,361,325

Walgreens Boots Alliance, Inc.:
1.75% Sr. Unsec. Nts., 5/30/18	2,713,000	2,728,874
3.10% Sr. Unsec. Nts., 6/1/23	4,085,000	4,220,969

13      OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Food & Staples Retailing (Continued)

Wal-Mart Stores, Inc., 4.30% Sr. Unsec. Nts., 4/22/44	$2,149,000	$2,537,410

		19,373,047

Food Products—1.4%

Bunge Ltd. Finance Corp.:
3.20% Sr. Unsec. Nts., 6/15/17	2,840,000	2,877,141
3.25% Sr. Unsec. Nts., 8/15/26	2,513,000	2,528,709
8.50% Sr. Unsec. Nts., 6/15/19	2,392,000	2,806,103

ConAgra Foods, Inc., 1.90% Sr. Unsec. Nts., 1/25/18	1,602,000	1,611,870

Ingredion, Inc., 1.80% Sr. Unsec. Nts., 9/25/17	3,361,000	3,369,076

JM Smucker Co. (The), 1.75% Sr. Unsec. Nts., 3/15/18	2,582,000	2,598,499

Kraft Heinz Foods Co.:
2.80% Sr. Unsec. Nts., 7/2/20	3,670,000	3,806,840
4.375% Sr. Unsec. Nts., 6/1/46	2,231,000	2,376,524

TreeHouse Foods, Inc., 6% Sr. Unsec. Nts., 2/15/24[1]	1,955,000	2,113,844

		24,088,606

Tobacco—0.6%

Altria Group, Inc., 3.875% Sr. Unsec. Nts., 9/16/46	2,547,000	2,663,123

Imperial Brands Finance plc, 2.05% Sr. Unsec. Nts., 7/20/18[1]	3,951,000	3,979,759

Reynolds American, Inc., 5.85% Sr. Unsec. Nts., 8/15/45	2,809,000	3,660,349

		10,303,231

Energy—3.5%

Energy Equipment & Services—0.7%

Halliburton Co., 5% Sr. Unsec. Nts., 11/15/45	893,000	980,939

Helmerich & Payne International Drilling Co., 4.65% Sr. Unsec. Nts., 3/15/25	1,313,000	1,388,691

Schlumberger Holdings Corp.:
1.90% Sr. Unsec. Nts., 12/21/17[1]	3,515,000	3,537,812
4.00% Sr. Unsec. Nts., 12/21/25[1]	2,365,000	2,577,505

Sinopec Group Overseas Development 2014 Ltd., 1.75% Sr. Unsec. Nts., 4/10/17[1]	3,325,000	3,331,876

		11,816,823

Oil, Gas & Consumable Fuels—2.8%

Anadarko Petroleum Corp.:
4.50% Sr. Unsec. Nts., 7/15/44	707,000	652,675
6.20% Sr. Unsec. Nts., 3/15/40	814,000	935,908

Apache Corp., 4.75% Sr. Unsec. Nts., 4/15/43	1,204,000	1,242,700

Boardwalk Pipelines LP, 4.95% Sr. Unsec. Nts., 12/15/24	2,119,000	2,221,475

BP Capital Markets plc, 1.676% Sr. Unsec. Nts., 5/3/19	3,984,000	4,000,657

Chevron Corp., 1.561% Sr. Unsec. Nts., 5/16/19	3,896,000	3,918,453

CNOOC Nexen Finance 2014 ULC, 1.625% Sr. Unsec. Nts., 4/30/17	2,927,000	2,930,249

Columbia Pipeline Group, Inc., 4.50% Sr. Unsec. Nts., 6/1/25	1,996,000	2,172,987

ConocoPhillips Co.:
4.95% Sr. Unsec. Nts., 3/15/26	461,000	520,701
5.95% Sr. Unsec. Nts., 3/15/46	973,000	1,238,117

Devon Energy Corp., 4.75% Sr. Unsec. Nts., 5/15/42	1,153,000	1,081,113

EnLink Midstream Partners LP, 4.85% Sr. Unsec. Nts., 7/15/26	994,000	1,002,722

14      OPPENHEIMER CORE BOND FUND

	Principal Amount	Value

Oil, Gas & Consumable Fuels (Continued)

Enterprise Products Operating LLC:
4.85% Sr. Unsec. Nts., 8/15/42	$987,000	$1,031,354
4.90% Sr. Unsec. Nts., 5/15/46	399,000	422,040

Kinder Morgan, Inc., 5.55% Sr. Unsec. Nts., 6/1/45	3,287,000	3,391,731

Noble Energy, Inc., 5.05% Sr. Unsec. Nts., 11/15/44	1,022,000	1,015,090

ONEOK Partners LP, 4.90% Sr. Unsec. Nts., 3/15/25	1,781,000	1,920,128

Origin Energy Finance Ltd., 3.50% Sr. Unsec. Nts., 10/9/18[1]	1,546,000	1,575,029

Phillips 66 Partners LP, 3.605% Sr. Unsec. Nts., 2/15/25	3,480,000	3,507,955

Regency Energy Partners LP/Regency Energy Finance Corp., 5% Sr. Unsec. Nts., 10/1/22	2,820,000	2,980,314

Shell International Finance BV:
1.375% Sr. Unsec. Nts., 5/10/19	2,912,000	2,904,877
4.00% Sr. Unsec. Nts., 5/10/46	1,430,000	1,470,669

TransCanada PipeLines Ltd., 1.625% Sr. Unsec. Nts., 11/9/17	4,122,000	4,133,500

Western Gas Partners LP, 4.65% Sr. Unsec. Nts., 7/1/26	712,000	738,698

		47,009,142

Financials—10.7%

Capital Markets—2.4%

Apollo Management Holdings LP, 4% Sr. Unsec. Nts., 5/30/24[1]	2,967,000	3,061,947

Brookfield Asset Management, Inc., 4% Sr. Unsec. Nts., 1/15/25	3,678,000	3,778,671

Credit Suisse AG, New York, 3.625% Sr. Unsec. Nts., 9/9/24	2,169,000	2,267,245

Credit Suisse Group Funding Guernsey Ltd., 4.55% Sr. Unsec. Nts., 4/17/26[1]	1,435,000	1,510,553

E*TRADE Financial Corp., 5.875% Jr. Sub. Perpetual Bonds[3,8]	4,177,000	4,333,637

Goldman Sachs Group, Inc. (The):
3.75% Sr. Unsec. Nts., 2/25/26	2,271,000	2,390,670
5.15% Sub. Nts., 5/22/45	2,776,000	3,046,296

Morgan Stanley:
3.875% Sr. Unsec. Nts., 1/27/26	5,713,000	6,088,841
5.00% Sub. Nts., 11/24/25	3,739,000	4,181,765

Raymond James Financial, Inc., 3.625% Sr. Unsec. Nts., 9/15/26	2,338,000	2,391,578

S&P Global, Inc., 2.50% Sr. Unsec. Nts., 8/15/18	3,908,000	3,971,353

UBS Group Funding Jersey Ltd., 4.125% Sr. Unsec. Nts., 4/15/26[1]	2,277,000	2,397,139

		39,419,695

Commercial Banks—4.7%

Bank of America Corp.:
3.50% Sr. Unsec. Nts., 4/19/26	3,658,000	3,811,585
7.75% Jr. Sub. Nts., 5/14/38	2,782,000	4,053,761

BB&T Corp., 2.05% Sr. Unsec. Nts., 5/10/21	3,974,000	4,018,374

BPCE SA, 2.65% Sr. Unsec. Nts., 2/3/21	3,375,000	3,485,454

Citigroup, Inc.:
4.30% Sub. Nts., 11/20/26	2,335,000	2,455,526
4.65% Sr. Unsec. Nts., 7/30/45	2,920,000	3,307,539
6.675% Sub. Nts., 9/13/43	1,507,000	1,994,427

15      OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Commercial Banks (Continued)

Citizens Bank NA (Providence RI), 2.55% Sr. Unsec. Nts., 5/13/21	$3,113,000	$3,172,007

Danske Bank AS, 2.80% Sr. Unsec. Nts., 3/10/21[1]	2,225,000	2,306,090

Fifth Third Bank (Cincinnati OH), 3.85% Sub. Nts., 3/15/26	2,246,000	2,399,853

First Republic Bank, 4.375% Sub. Nts., 8/1/46	1,716,000	1,716,141

FirstMerit Bank NA (Akron OH), 4.27% Sub. Nts., 11/25/26	2,998,000	3,135,024

HSBC Holdings plc, 2.65% Sr. Unsec. Nts., 1/5/22[2]	3,504,000	3,498,558

Huntington Bancshares, Inc., 3.15% Sr. Unsec. Nts., 3/14/21	2,425,000	2,516,602

ING Bank NV, 2.75% Sr. Unsec. Nts., 3/22/21[1]	2,986,000	3,085,517

JPMorgan Chase & Co.:
2.295% Sr. Unsec. Nts., 8/15/21	916,000	918,555
2.70% Sr. Unsec. Nts., 5/18/23	1,767,000	1,787,373
6.75% Jr. Sub. Perpetual Bonds, Series S3,8	3,002,000	3,350,982

KeyBank NA (Cleveland OH), 3.40% Sub. Nts., 5/20/26	3,357,000	3,440,042

Lloyds Banking Group plc:
6.413% Jr. Sub. Perpetual Bonds[1,3,8]	214,000	236,470
6.657% Jr. Sub. Perpetual Bonds[1,3,8]	2,718,000	3,041,782

Regions Bank (Birmingham AL), 2.25% Sr. Unsec. Nts., 9/14/18	2,706,000	2,728,803

Royal Bank of Scotland Group plc, 7.64% Jr. Sub. Perpetual Bonds[3,8]	2,417,000	2,356,575

Skandinaviska Enskilda Banken AB, 2.625% Sr. Unsec. Nts., 3/15/21	2,226,000	2,288,495

Societe Generale SA, 4.25% Sub. Nts., 8/19/26[1]	3,348,000	3,338,837

SunTrust Bank (Atlanta GA), 3.30% Sub. Nts., 5/15/26	1,673,000	1,711,208

SunTrust Banks, Inc., 3.50% Sr. Unsec. Nts., 1/20/17	1,953,000	1,963,003

Swedbank AB, 2.65% Sr. Unsec. Nts., 3/10/21[1]	2,356,000	2,431,870

US Bancorp, 3.10% Sub. Nts., 4/27/26	2,315,000	2,395,847

Wells Fargo & Co., 5.90% Jr. Sub. Perpetual Bonds, Series S3,8	2,900,000	3,008,750

		79,955,050

Consumer Finance—0.7%

Ally Financial, Inc., 4.25% Sr. Unsec. Nts., 4/15/21	3,806,000	3,886,877

Capital One Financial Corp., 3.20% Sr. Unsec. Nts., 2/5/25	2,923,000	2,979,481

Discover Financial Services:
3.75% Sr. Unsec. Nts., 3/4/25	1,743,000	1,767,911
3.95% Sr. Unsec. Nts., 11/6/24	2,281,000	2,340,126

Synchrony Financial, 4.50% Sr. Unsec. Nts., 7/23/25	894,000	946,939

		11,921,334

Diversified Financial Services—0.6%

Berkshire Hathaway Energy Co., 2% Sr. Unsec. Nts., 11/15/18	1,134,000	1,148,527

Berkshire Hathaway, Inc., 3.125% Sr. Unsec. Nts., 3/15/26	1,686,000	1,776,887

Peachtree Corners Funding Trust, 3.976% Sr. Unsec. Nts., 2/15/25[1]	1,973,000	1,990,526

Suntory Holdings Ltd., 1.65% Sr. Unsec. Nts., 9/29/17[1]	1,717,000	1,719,941

Voya Financial, Inc., 5.65% Jr. Sub. Nts., 5/15/53[3]	3,667,000	3,671,584

		10,307,465

16      OPPENHEIMER CORE BOND FUND

	Principal Amount	Value

Equity Real Estate Investment Trusts (REITs)—0.9%

American Tower Corp.:
2.80% Sr. Unsec. Nts., 6/1/20	$462,000	$474,338
5.05% Sr. Unsec. Unsub. Nts., 9/1/20	1,324,000	1,465,174
5.90% Sr. Unsec. Nts., 11/1/21	1,523,000	1,778,599

Boston Properties LP, 3.70% Sr. Unsec. Nts., 11/15/18	3,138,000	3,270,628

HCP, Inc., 5.625% Sr. Unsec. Nts., 5/1/17	1,750,000	1,791,314

Highwoods Realty LP, 5.85% Sr. Unsec. Nts., 3/15/17	1,606,000	1,635,043

Ventas Realty LP, 1.25% Sr. Unsec. Nts., 4/17/17	1,056,000	1,055,683

WEA Finance LLC/Westfield UK & Europe Finance plc, 1.75% Sr. Unsec. Nts., 9/15/17[1]	2,869,000	2,874,815

Welltower, Inc., 2.25% Sr. Unsec. Nts., 3/15/18	681,000	687,208

		15,032,802

Insurance—1.3%

AXIS Specialty Finance plc, 5.15% Sr. Unsec. Nts., 4/1/45	2,591,000	2,811,144

Five Corners Funding Trust, 4.419% Unsec. Nts., 11/15/23[1]	3,017,000	3,264,554

Liberty Mutual Group, Inc., 4.85% Sr. Unsec. Nts., 8/1/44[1]	1,869,000	1,959,067

Manulife Financial Corp., 4.15% Sr. Unsec. Nts., 3/4/26	2,226,000	2,437,406

MetLife, Inc., 5.25% Jr. Sub. Perpetual Bonds[3,8]	2,353,000	2,370,648

Prudential Financial, Inc., 5.375% Jr. Sub. Nts., 5/15/45[3]	620,000	647,900

TIAA Asset Management Finance Co. LLC, 4.125% Sr. Unsec. Nts., 11/1/24[1]	3,870,000	4,089,061

Travelers Cos., Inc. (The), 3.75% Sr. Unsec. Nts., 5/15/46	3,117,000	3,311,622

XLIT Ltd., 6.50% Jr. Sub. Perpetual Bonds[3,8]	1,920,000	1,444,531

		22,335,933

Real Estate Investment Trusts (REITs)—0.1%

Liberty Property LP, 5.50% Sr. Unsec. Nts., 12/15/16	1,856,000	1,871,158

Health Care—4.1%

Biotechnology—1.1%

AbbVie, Inc.:
3.60% Sr. Unsec. Nts., 5/14/25	1,998,000	2,093,378
4.70% Sr. Unsec. Nts., 5/14/45	663,000	718,541

Biogen, Inc., 5.20% Sr. Unsec. Nts., 9/15/45	980,000	1,160,152

Celgene Corp.:
2.125% Sr. Unsec. Nts., 8/15/18	4,024,000	4,068,695
3.875% Sr. Unsec. Nts., 8/15/25	1,935,000	2,075,934
5.00% Sr. Unsec. Nts., 8/15/45	463,000	524,658

Gilead Sciences, Inc., 4.75% Sr. Unsec. Nts., 3/1/46	1,497,000	1,675,362

Shire Acquisitions Investments Ireland DAC:
1.90% Sr. Unsec. Nts., 9/23/19	4,193,000	4,199,872
3.20% Sr. Unsec. Nts., 9/23/26	1,678,000	1,685,155

		18,201,747

Health Care Equipment & Supplies—0.6%

Baxter International, Inc., 2.60% Sr. Unsec. Nts., 8/15/26	1,951,000	1,933,937

Becton Dickinson & Co.:
1.45% Sr. Unsec. Nts., 5/15/17	2,824,000	2,829,078
3.875% Sr. Unsec. Nts., 5/15/24	1,318,000	1,431,544

Boston Scientific Corp., 3.85% Sr. Unsec. Nts., 5/15/25	2,990,000	3,189,271

17      OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Health Care Equipment & Supplies (Continued)

Stryker Corp., 3.50% Sr. Unsec. Nts., 3/15/26	$1,347,000	$1,430,626

		10,814,456

Health Care Providers & Services—1.1%

Cardinal Health, Inc., 3.50% Sr. Unsec. Nts., 11/15/24	1,934,000	2,067,813

Express Scripts Holding Co., 4.50% Sr. Unsec. Nts., 2/25/26	2,774,000	3,050,160

Fresenius Medical Care US Finance II, Inc., 5.875% Sr. Unsec. Nts., 1/31/22[1]	3,745,000	4,259,937

Laboratory Corp. of America Holdings, 3.60% Sr. Unsec. Nts., 2/1/25	4,850,000	5,106,352

McKesson Corp., 4.883% Sr. Unsec. Nts., 3/15/44	1,597,000	1,889,462

Quest Diagnostics, Inc., 3.45% Sr. Unsec. Nts., 6/1/26	1,622,000	1,694,581

		18,068,305

Life Sciences Tools & Services—0.4%

Thermo Fisher Scientific, Inc.:
1.30% Sr. Unsec. Nts., 2/1/17	1,055,000	1,057,235
2.15% Sr. Unsec. Nts., 12/14/18	1,333,000	1,348,557
3.00% Sr. Unsec. Nts., 4/15/23	1,826,000	1,873,328
4.15% Sr. Unsec. Nts., 2/1/24	1,299,000	1,414,301
5.30% Sr. Unsec. Nts., 2/1/44	1,268,000	1,520,162

		7,213,583

Pharmaceuticals—0.9%

Actavis Funding SCS:
1.30% Sr. Unsec. Nts., 6/15/17	1,870,000	1,868,749
2.35% Sr. Unsec. Nts., 3/12/18	1,567,000	1,583,606
3.80% Sr. Unsec. Nts., 3/15/25	2,651,000	2,812,186
4.75% Sr. Unsec. Nts., 3/15/45	1,067,000	1,174,243

Perrigo Finance Unlimited Co., 4.375% Sr. Unsec. Nts., 3/15/26	1,011,000	1,057,686

Teva Pharmaceutical Finance Netherlands III BV:
1.70% Sr. Unsec. Nts., 7/19/19	3,718,000	3,711,832
2.80% Sr. Unsec. Nts., 7/21/23	1,669,000	1,676,412
4.10% Sr. Unsec. Nts., 10/1/46	1,002,000	1,004,190

		14,888,904

Industrials—3.6%

Aerospace & Defense—0.6%

BAE Systems Holdings, Inc., 3.85% Sr. Unsec. Nts., 12/15/25[1]	2,818,000	3,004,042

Lockheed Martin Corp., 3.55% Sr. Unsec. Nts., 1/15/26	1,793,000	1,942,429

Northrop Grumman Corp., 4.75% Sr. Unsec. Nts., 6/1/43	1,990,000	2,366,458

Textron, Inc.:
3.875% Sr. Unsec. Nts., 3/1/25	902,000	952,270
4.30% Sr. Unsec. Nts., 3/1/24	1,672,000	1,800,540

United Technologies Corp., 1.778% Jr. Sub. Nts., 5/4/18[3]	668,000	671,880

		10,737,619

Building Products—0.2%

Owens Corning, 3.40% Sr. Unsec. Nts., 8/15/26	2,815,000	2,835,620

Commercial Services & Supplies—0.6%

Pitney Bowes, Inc., 4.625% Sr. Unsec. Nts., 3/15/24	3,294,000	3,426,195

18      OPPENHEIMER CORE BOND FUND

	Principal Amount	Value

Commercial Services & Supplies (Continued)

Republic Services, Inc.:
2.90% Sr. Unsec. Nts., 7/1/26	$1,968,000	$2,000,702
3.80% Sr. Unsec. Nts., 5/15/18	3,089,000	3,210,116

Waste Management, Inc., 4.10% Sr. Unsec. Nts., 3/1/45	906,000	999,688

		9,636,701

Electrical Equipment—0.2%

Sensata Technologies BV, 4.875% Sr. Unsec. Nts., 10/15/23[1]	3,986,000	4,160,388

Industrial Conglomerates—0.1%

Roper Technologies, Inc., 3.85% Sr. Unsec. Nts., 12/15/25	1,645,000	1,744,133

Machinery—0.7%

Fortive Corp., 1.80% Sr. Unsec. Nts., 6/15/19[1]	4,025,000	4,038,427

Ingersoll-Rand Global Holding Co. Ltd., 4.25% Sr. Unsec. Nts., 6/15/23	2,620,000	2,900,309

Stanley Black & Decker, Inc., 2.451% Sub. Nts., 11/17/18	3,915,000	4,001,788

		10,940,524

Professional Services—0.4%

Equifax, Inc., 6.30% Sr. Unsec. Nts., 7/1/17	3,375,000	3,487,006

Experian Finance plc, 2.375% Sr. Unsec. Nts., 6/15/17[1]	2,814,000	2,827,980

		6,314,986

Road & Rail—0.5%

Canadian Pacific Railway Co., 4.80% Sr. Unsec. Nts., 9/15/35	636,000	730,283

ERAC USA Finance LLC, 6.375% Sr. Unsec. Nts., 10/15/17[1]	3,115,000	3,264,959

Norfolk Southern Corp., 4.65% Sr. Unsec. Nts., 1/15/46	1,042,000	1,209,630

Penske Truck Leasing Co. LP/PTL Finance Corp.:
3.75% Sr. Unsec. Nts., 5/11/17[1]	1,858,000	1,883,609
4.25% Sr. Unsec. Nts., 1/17/23[1]	1,269,000	1,340,976

		8,429,457

Trading Companies & Distributors—0.3%

AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 3.95% Sr. Unsec. Nts., 2/1/22	3,927,000	4,030,084

Air Lease Corp., 3% Sr. Unsec. Nts., 9/15/23	1,719,000	1,703,752

		5,733,836

Information Technology—2.4%

Electronic Equipment, Instruments, & Components—0.2%

Flex Ltd., 4.75% Sr. Unsec. Nts., 6/15/25	3,342,000	3,566,298

IT Services—0.6%

Broadridge Financial Solutions, Inc., 3.40% Sr. Unsec. Nts., 6/27/26	1,963,000	2,018,771

Fidelity National Information Services, Inc.:
1.45% Sr. Unsec. Nts., 6/5/17	2,582,000	2,583,268
2.85% Sr. Unsec. Nts., 10/15/18	788,000	809,057

Total System Services, Inc., 2.375% Sr. Unsec. Nts., 6/1/18	2,957,000	2,981,005

Xerox Corp.: 2.95% Sr. Unsec. Nts., 3/15/17	1,134,000	1,140,830

19      OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

IT Services (Continued)

Xerox Corp.: (Continued) 6.75% Sr. Unsec. Nts., 2/1/17	$564,000	$572,927

		10,105,858

Semiconductors & Semiconductor Equipment—0.1%

Intel Corp., 4.90% Sr. Unsec. Nts., 7/29/45	878,000	1,055,955

Software—0.7%

Activision Blizzard, Inc., 2.30% Sr. Unsec. Nts., 9/15/21[1]	3,950,000	3,964,583

Autodesk, Inc.:
1.95% Sr. Unsec. Nts., 12/15/17	2,624,000	2,640,547
4.375% Sr. Unsec. Nts., 6/15/25	985,000	1,045,938

Open Text Corp., 5.625% Sr. Unsec. Nts., 1/15/23[1]	2,188,000	2,242,700

Oracle Corp., 2.40% Sr. Unsec. Nts., 9/15/23	2,486,000	2,509,120

		12,402,888

Technology Hardware, Storage & Peripherals—0.8%

Apple, Inc., 4.375% Sr. Unsec. Nts., 5/13/45	1,799,000	1,995,238

Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% Sr. Sec. Nts., 6/1/19[1]	3,913,000	4,026,403
6.02% Sr. Sec. Nts., 6/15/26[1]	2,654,000	2,916,539

Hewlett Packard Enterprise Co.:
2.45% Sr. Unsec. Nts., 10/5/17[1]	2,645,000	2,666,792
6.35% Sr. Unsec. Nts., 10/15/45[1]	1,790,000	1,857,170

		13,462,142

Materials—3.1%

Chemicals—1.4%

Agrium, Inc.:
3.375% Sr. Unsec. Nts., 3/15/25	1,320,000	1,363,152
4.125% Sr. Unsec. Nts., 3/15/35	660,000	652,178

Eastman Chemical Co.:
2.40% Sr. Unsec. Nts., 6/1/17	460,000	463,352
4.65% Sr. Unsec. Nts., 10/15/44	781,000	802,600

Ecolab, Inc., 2% Sr. Unsec. Nts., 1/14/19	3,432,000	3,473,610

LyondellBasell Industries NV, 5% Sr. Unsec. Nts., 4/15/19	3,770,000	4,048,230

PolyOne Corp., 5.25% Sr. Unsec. Nts., 3/15/23	3,940,000	4,098,073

RPM International, Inc., 3.45% Sr. Unsec. Unsub. Nts., 11/15/22	3,050,000	3,128,296

Valspar Corp. (The):
3.30% Sr. Unsec. Nts., 2/1/25	915,000	934,810
3.95% Sr. Unsec. Nts., 1/15/26	1,587,000	1,679,359

Yara International ASA, 3.80% Sr. Unsec. Nts., 6/6/26[1]	2,395,000	2,478,466

		23,122,126

Construction Materials—0.5%

CRH America, Inc., 5.125% Sr. Unsec. Nts., 5/18/45[1]	2,836,000	3,192,862

James Hardie International Finance Ltd., 5.875% Sr. Unsec. Nts., 2/15/23[1]	3,844,000	4,093,860

LafargeHolcim Finance US LLC, 3.50% Sr. Unsec. Nts., 9/22/26[1]	1,005,000	1,027,070

		8,313,792

20      OPPENHEIMER CORE BOND FUND

	Principal Amount	Value

Containers & Packaging—0.4%

Ball Corp., 5.25% Sr. Unsec. Nts., 7/1/25	$173,000	$187,057

International Paper Co.:
3.00% Sr. Unsec. Nts., 2/15/27	1,921,000	1,924,035
4.80% Sr. Unsec. Nts., 6/15/44	1,246,000	1,323,425

Packaging Corp. of America:
3.65% Sr. Unsec. Nts., 9/15/24	745,000	777,163
4.50% Sr. Unsec. Nts., 11/1/23	3,023,000	3,324,880

		7,536,560

Metals & Mining—0.6%

BHP Billiton Finance USA Ltd., 1.625% Sr. Unsec. Nts., 2/24/17	3,818,000	3,825,491

Glencore Finance Canada Ltd., 3.60% Sr. Unsec. Nts., 1/15/17[1]	4,082,000	4,087,180

Goldcorp, Inc., 5.45% Sr. Unsec. Nts., 6/9/44	1,098,000	1,190,953

Rio Tinto Finance USA Ltd., 3.75% Sr. Unsec. Nts., 6/15/25	1,544,000	1,665,076

		10,768,700

Paper & Forest Products—0.2%

Georgia-Pacific LLC, 2.539% Sr. Unsec. Nts., 11/15/19[1]	928,000	948,979

Louisiana-Pacific Corp., 4.875% Sr. Unsec. Nts., 9/15/24[1]	2,196,000	2,201,490

		3,150,469

Telecommunication Services—2.5%

Diversified Telecommunication Services—2.3%

AT&T, Inc.:
2.80% Sr. Unsec. Nts., 2/17/21	4,226,000	4,352,996
4.35% Sr. Unsec. Nts., 6/15/45	3,224,000	3,190,106

British Telecommunications plc, 9.375% Sr. Unsec. Nts., 12/15/30	3,157,000	5,126,169

CenturyLink, Inc., Series Y, 7.50% Sr. Unsec. Nts., 4/1/24	3,875,000	4,146,250

Deutsche Telekom International Finance BV, 2.25% Sr. Unsec. Nts., 3/6/17[1]	3,860,000	3,874,977

Telecom Italia Capital SA, 7.721% Sr. Unsec. Unsub. Nts., 6/4/38	109,000	119,900

Telefonica Emisiones SAU:
3.192% Sr. Unsec. Nts., 4/27/18	3,214,000	3,291,001
7.045% Sr. Unsec. Unsub. Nts., 6/20/36	1,061,000	1,398,480

Verizon Communications, Inc.:
1.75% Sr. Unsec. Nts., 8/15/21	2,824,000	2,796,571
4.125% Sr. Unsec. Nts., 8/15/46	3,363,000	3,387,062
4.50% Sr. Unsec. Nts., 9/15/20	4,777,000	5,247,214
4.522% Sr. Unsec. Nts., 9/15/48	2,294,000	2,442,502

		39,373,228

Wireless Telecommunication Services—0.2%

Rogers Communications, Inc., 3.625% Sr. Unsec. Nts., 12/15/25	2,673,000	2,906,855

Utilities—3.1%

Electric Utilities—2.4%

AEP Texas Central Co., 3.85% Sr. Unsec. Nts., 10/1/25[1]	1,658,000	1,795,621

21      OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Electric Utilities (Continued)

Cleco Corporate Holdings LLC, 3.743% Sr. Sec. Nts., 5/1/26[1]	$1,936,000	$2,020,501

Edison International, 2.95% Sr. Unsec. Nts., 3/15/23	2,275,000	2,353,437

Emera US Finance LP, 2.15% Sr. Unsec. Nts., 6/15/19[1]	1,444,000	1,460,645

Enel Finance International NV, 6.25% Sr. Unsec. Nts., 9/15/17[1]	3,232,000	3,375,249

Entergy Texas, Inc., 7.125% Sec. Nts., 2/1/19	1,118,000	1,254,767

Exelon Corp., 4.45% Sr. Unsec. Nts., 4/15/46	955,000	1,032,839

Indiana Michigan Power Co., Series K, 4.55% Sr. Unsec. Nts., 3/15/46	761,000	862,341

ITC Holdings Corp., 5.30% Sr. Unsec. Nts., 7/1/43	715,000	852,701

NextEra Energy Capital Holdings, Inc., 1.586% Sr. Unsec. Nts., 6/1/17	3,520,000	3,526,934

Pennsylvania Electric Co., 5.20% Sr. Unsec. Nts., 4/1/20	500,000	541,012

PPL Capital Funding, Inc., 3.50% Sr. Unsec. Unsub. Nts., 12/1/22	2,624,000	2,788,664

PPL WEM Ltd./Western Power Distribution Ltd., 5.375% Sr. Unsec. Unsub. Nts., 5/1/21[1]	4,000,000	4,460,644

Public Service Co. of New Mexico, 7.95% Sr. Unsec. Nts., 5/15/18	2,770,000	3,043,172

Southern Power Co., 1.85% Sr. Unsec. Nts., 12/1/17	3,179,000	3,200,061

TECO Finance, Inc., 6.572% Sr. Unsec. Nts., 11/1/17	3,227,000	3,403,778

Trans-Allegheny Interstate Line Co., 3.85% Sr. Unsec. Nts., 6/1/25[1]	2,476,000	2,646,079

Xcel Energy, Inc., 3.30% Sr. Unsec. Nts., 6/1/25	1,822,000	1,926,696

		40,545,141

Multi-Utilities—0.7%

CenterPoint Energy, Inc., 5.95% Sr. Unsec. Nts., 2/1/17	2,403,000	2,438,898

CMS Energy Corp.:
3.875% Sr. Unsec. Nts., 3/1/24	1,871,000	2,045,783
5.05% Sr. Unsec. Unsub. Nts., 3/15/22	1,266,000	1,446,014

NiSource Finance Corp.:
4.80% Sr. Unsec. Nts., 2/15/44	1,779,000	2,021,659
6.80% Sr. Unsec. Nts., 1/15/19	3,495,000	3,893,633

		11,845,987

Total Corporate Bonds and Notes (Cost $753,481,863)		783,233,493

Short-Term Notes—23.7%

Aerospace & Defense—0.4%
Rockwell Collins, Inc., 0.70%, 11/1/16[9]	7,600,000	7,595,419

Auto Components—0.2%
Borgwarner, Inc., 0.70%, 10/6/16	3,300,000	3,299,679

Banks—4.8%
Bank of Montreal, 0.902%, 12/21/16	7,500,000	7,486,384

Bank of Nova Scotia (The), 0.751%, 11/25/16[9]	7,500,000	7,491,406

DNB Bank ASA, 0.772%, 12/27/16[9]	7,600,000	7,586,810

Mizuho Bank Ltd., 0.872%, 11/18/16[9]	7,500,000	7,491,300

National Australia Bank Ltd., 0.701%, 11/1/16	7,500,000	7,495,479

Nordea Bank AB, 0.676%, 10/31/16[9]	6,600,000	6,596,288

22      OPPENHEIMER CORE BOND FUND

	Principal Amount	Value

Banks (Continued)

Sumitomo Mitsui Banking Corp., 0.782%, 11/18/16[1,9]	$7,500,000	$7,492,200

Svenska Handelsbanken AB, 0.772%, 11/23/16[1,9]	6,600,000	6,592,518

The Bank of Tokyo-Mitsubishi UFJ Ltd., 0.832%, 11/23/16[1]	7,500,000	7,490,835

Toronto-Dominion Bank (The), 0.634%, 11/3/16[9]	7,500,000	7,495,646

Westpac Banking Corp., 0.751%, 12/19/16[9]	7,600,000	7,586,742

		80,805,608

Beverages—0.5%
Coca-Cola Co., 0.511%, 12/14/16[9]	7,500,000	7,491,406

Building Products—0.4%
Assa Abloy Financial Services AB, 1.012%, 11/10/16[1,9]	7,491,000	7,482,593

Chemicals—1.8%
Air Liquide US LLC, 0.902%, 11/4/16[1,9]	7,500,000	7,493,625

BASF SE, 0.661%, 11/21/16[9]	7,500,000	7,492,988

Eastman Chemical Co., 0.69%, 10/7/16[9]	3,300,000	3,299,621

Ecolab, Inc., 0.56%, 10/5/16	7,600,000	7,599,527

Potash Corp., 0.771%, 10/12/16[9]	7,500,000	7,498,235

		33,383,996

Commercial Finance—0.4%
Caterpillar, Inc., 0.55%, 11/10/16	7,500,000	7,495,417

Commercial Services & Supplies—0.2%
Equifax, Inc., 0.852%, 11/17/16[1,9]	3,300,000	3,296,338

Computers & Peripherals—0.7%
Apple, Inc., 0.546%, 12/12/16[9]	7,500,000	7,492,898

HP, Inc., 0.82%, 10/11/16	3,300,000	3,299,248

		10,792,146

Electric Utilities—1.8%
Ameren Illinois, 0.58%, 10/3/16	7,600,000	7,599,755

Duke Energy Corp., 0.811%, 10/27/16[9]	3,300,000	3,298,070

Eversource Energy, 0.63%, 10/6/16[9]	7,600,000	7,599,335

NextEra Energy Capital Holdings, Inc., 0.70%, 10/12/16[9]	3,300,000	3,299,294

Sempra Energy, 0.871%, 10/4/16[9]	7,500,000	7,499,456

Southern Co., 0.76%, 10/12/16[9]	2,500,000	2,499,419

		31,795,329

Electronic Equipment & Instruments—0.4%
Amphenol Corp., 0.75%, 10/12/16	7,500,000	7,498,281

Food Products—1.2%
General Mills, Inc., 0.62%, 10/13/16[9]	7,600,000	7,598,429

Mondelez International, Inc., 0.761%, 10/25/16[9]	7,500,000	7,496,200

Nestle Capital Corp., 0.551%, 11/28/16[9]	7,500,000	7,493,354

		22,587,983

Household Durables—0.4%
Ehhett & Platt, 0.71%, 10/11/16[9]	7,500,000	7,498,521

Household Products—0.4%
Church & Dwight Co., Inc., 0.711%, 11/14/16[9]	7,500,000	7,493,492

23      OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Leasing & Factoring—2.9%

American Honda Motor Co., Inc., 0.611%, 11/9/16	$7,400,000	$7,395,110

BMW US Capital LLC, 0.591%, 12/19/16[9]	7,500,000	7,489,467

Harley-Davidson, Inc., 0.741%, 11/16/16[9]	5,000,000	4,995,272

Hitachi Capital America Corp., 0.881%, 10/14/16	7,500,000	7,497,617

Hyundai Capital America, 0.75%, 10/17/16[9]	7,500,000	7,497,500

Nissan Motor Acceptance Corp., 0.812%, 11/28/16[9]	7,500,000	7,490,212

Toyota Motor Corp., 0.781%, 11/7/16	7,400,000	7,394,068

		49,759,246

Media—0.2%
CBS Corp., 0.70%, 10/31/16[9]	3,300,000	3,298,075

Multi-Utilities—0.8%
DTE Capital Corp., 0.60%, 10/3/16	7,600,000	7,599,747

Virginia Electric & Power Co., 0.791%, 12/5/16[9]	3,300,000	3,295,033

		10,894,780

Oil, Gas & Consumable Fuels—1.4%
Chevron Corp., 0.586%, 12/20/16	6,600,000	6,591,966

Exxon Mobil Corp., 0.521%, 12/12/16	5,800,000	5,794,108

Total Capital Canada Ltd., 0.661%, 12/19/16[9]	7,500,000	7,489,967

		19,876,041

Personal Products—1.0%
Procter & Gamble Co., 0.501%, 12/1/16[9]	7,375,000	7,368,725

Reckitt Benckiser Group plc, 0.651%, 12/1/16[9]	7,500,000	7,492,845

		14,861,570

Pharmaceuticals—0.5%
Novartis Finance Corp., 0.52%, 12/2/16[9]	7,600,000	7,592,978

Receivables Finance—0.5%
Old Line Funding LLC, 0.651%, 10/25/16[9]	7,500,000	7,496,750

Software—0.6%
Microsoft Corp., 0.50%, 11/29/16[1,9]	7,600,000	7,593,772

Thomson Reuters Corp., 0.851%, 10/11/16	3,300,000	3,299,221

		10,892,993

Special Purpose Financial—0.3%
Omnicom Group, Inc., 0.801%, 11/7/16[9]	5,000,000	4,996,111

Specialty Retail—0.6%
Hasbro, Inc., 0.60%, 10/3/16[9]	3,300,000	3,299,890

RELX Group, 0.59%, 10/3/16[9]	7,500,000	7,499,754

		10,799,644

Telephone Utilities—0.5%
Bell Canada, 0.902%, 12/15/16[9]	7,500,000	7,486,320

Tobacco—0.4%
BAT International Finance plc, 0.801%, 10/20/16[9]	7,500,000	7,496,833

Water Utilities—0.4%
American Water Capital Corp., 0.671%, 10/24/16[9]	7,500,000	7,496,790

Total Short-Term Notes (Cost $401,460,545)		401,464,339

24      OPPENHEIMER CORE BOND FUND

				Principal Amount	Value

Certificate of Deposit—0.4%

DBS Bank Ltd., 0.631%, 10/11/16 (Cost $7,498,688)				$7,500,000	$7,498,688
	Counter- party	Exercise Price	Expiration Date	Contracts

Over-the-Counter Option Purchased—0.1%

United States Treasury Bonds, 1.50%, 8/26 Put[10] ($809,200)	BOA	USD 98.184	3/23/17	USD 46,240,000	646,642

	Counter- party	Buy /Sell Protection	Reference Asset	Fixed Rate	Expiration Date	Notional Amount (000’s)

Over-the-Counter Credit Default Swaptions Purchased—0.0%

Credit Default Swap maturing 12/21/16 Call [10]	JPM	Buy	CDX. NA.HY.26	5.00%	12/21/16	USD 22,953	189,025

Credit Default Swap maturing 12/21/16 Call [10]	JPM	Buy	CDX. NA.HY.26	5.00	12/21/16	USD 26,672	219,652

Credit Default Swap maturing 12/21/16 Call [10]	JPM	Buy	CDX. NA.HY.26	5.00	12/21/16	USD 26,673	219,660

Total Over-the-Counter Credit Default Swaptions Purchased (Cost $1,215,433)							628,337

	Shares

Investment Company—2.5%

Oppenheimer Institutional Government Money Market Fund, Cl. E, 0.28%[11,12] (Cost $42,576,428)	42,576,428	42,576,428

Total Investments, at Value (Cost $2,190,499,553)	131.7%	2,229,529,998

Net Other Assets (Liabilities)	(31.7)	(536,378,769)

Net Assets	100.0%	$1,693,151,229

Footnotes to Statement of Investments

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $327,855,895 or 19.36% of the Fund’s net assets at period end.

2. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

3. Represents the current interest rate for a variable or increasing rate security.

25      OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $13,766,912 or 0.81% of the Fund’s net assets at period end.

5. Interest rate is less than 0.0005%.

6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $133,796 or 0.01% of the Fund’s net assets at period end.

7. All or a portion of the security position is held in accounts at a futures clearing merchant and pledged to cover margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $1,640,031. See Note 5 of the accompanying Notes.

8. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

9. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $296,627,897 or 17.52% of the Fund’s net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

10. Non-income producing security.

11. Rate shown is the 7-day yield at period end.

12. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares December 31, 2015	Gross Additions	Gross Reductions	Shares September 30, 2016

Oppenheimer Institutional Government Money Market Fund, Cl. Ea	295,832,126	1,336,479,637	1,589,735,335	42,576,428

	Value	Income

Oppenheimer Institutional Government Money Market Fund, Cl. Ea	$42,576,428	$824,316

a. Prior to September 28, 2016, this fund was named Oppenheimer Institutional Money Market Fund.

Futures Contracts as of September 30, 2016

Description	Exchange	Buy/Sell	Expiration Date	Number of Contracts		Unrealized Appreciation (Depreciation)

United States Treasury Long Bonds	CBT	Buy	12/20/16	183	$30,772,594	$(110,930)
United States Treasury Nts., 10 yr.	CBT	Sell	12/20/16	259	33,961,375	84,522
United States Treasury Nts., 2 yr.	CBT	Buy	12/30/16	958	209,293,063	166,176
United States Treasury Nts., 5 yr.	CBT	Sell	12/30/16	49	5,954,266	5,408
United States Ultra Bonds	CBT	Buy	12/20/16	441	81,088,875	(1,612,601)

						$ (1,467,425)

26      OPPENHEIMER CORE BOND FUND

Over-the-Counter Options Written at September 30, 2016

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts		Premiums Received	Value

United States Treasury Bonds, 1.50%, 8/26 Put	BOA USD	95.734	3/23/17	USD	(46,240,000)	$346,800	$(288,179)

Over-the-Counter Credit Default Swaptions Written at September 30, 2016

							Notional
		Buy/Sell Reference		Fixed Expiration			Amount	Premiums
Description	Counter- party	Protection	Asset	Rate	Date		(000’s)	Received	Value

Credit Default Swap maturing 06/20/21 Call	JPM	Buy	CDX. NA.HY.26	5.000%	12/21/16	USD	26,673	$144,034	$(64,514)

Credit Default Swap maturing 06/20/21 Call	JPM	Buy	CDX. NA.HY.26	5.000	12/21/16	USD	26,672	144,029	(64,512)

Credit Default Swap maturing 06/20/21 Call	JPM	Buy	CDX. NA.HY.26	5.000	12/21/16	USD	22,953	119,355	(55,516)

Total of Over-the-Counter Credit Default Swaptions Written								$407,418	$(184,542)

Glossary:

Counterparty Abbreviations

BOA	Bank of America NA
JPM	JPMorgan Chase Bank NA
Definitions
CDX.NA.HY.26	Markit CDX North American High Yield
Exchange Abbreviations
CBT	Chicago Board of Trade

27      OPPENHEIMER CORE BOND FUND

NOTES TO STATEMENT OF INVESTMENTS September 30, 2016 Unaudited

1. Organization

Oppenheimer Core Bond Fund (the “Fund”) is a separate fund of Oppenheimer Integrity Funds, a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

    The following methodologies are used to determine the market value or the fair value of the types of securities described below:

    Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the mean between the bid and asked price on the principal exchange or, if not available from the principal exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the principal exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign

28      OPPENHEIMER CORE BOND FUND

2. Securities Valuation (Continued)

security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

    Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

    Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

    Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

    Structured securities, swaps, swaptions, and other over-the-counter derivatives are valued utilizing evaluated prices obtained from third party pricing services or broker-dealers.

    Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Structured securities	Relevant market information such as the price of underlying financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, or the occurrence of other specific events.

Swaps	Relevant market information, including underlying reference assets such as credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures, and forward currency rates.

If a market value or price cannot be determined for a security using the methodologies

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NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

    To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about

30      OPPENHEIMER CORE BOND FUND

2. Securities Valuation (Continued)

    assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered are measured using net asset value as a practical expedient, and are not classified in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$167,513,213	$—	$167,513,213
Mortgage-Backed Obligations	—	806,100,029	29,361	806,129,390
U.S. Government Obligations	—	19,839,468	—	19,839,468
Corporate Bonds and Notes	—	783,233,493	—	783,233,493
Short-Term Notes	—	401,464,339	—	401,464,339
Certificate of Deposit	—	7,498,688	—	7,498,688
Over-the-Counter Option Purchased	—	646,642	—	646,642
Over-the-Counter Credit Default
Swaptions Purchased	—	628,337	—	628,337
Investment Company	42,576,428	—	—	42,576,428

Total Investments, at Value	42,576,428	2,186,924,209	29,361	2,229,529,998
Other Financial Instruments:
Futures contracts	256,106	—	—	256,106

Total Assets	$42,832,534	$2,186,924,209	$29,361	$2,229,786,104

Liabilities Table
Other Financial Instruments:
Futures contracts	$(1,723,531)	$—	$—	$(1,723,531)
Options written, at value	—	(288,179)	—	(288,179)
Swaptions written, at value	—	(184,542)	—	(184,542)

Total Liabilities	$(1,723,531)	$(472,721)	$—	$(2,196,252)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services

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NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

    Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), formerly known as Oppenheimer Institutional Money Market Fund, which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or
Delayed Delivery
Basis Transactions

Purchased securities	$662,179,289

Sold securities	116,245,364

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3. Investments and Risks (Continued)

The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

    Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.

    Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

    At period end, the counterparty pledged $1,627,133 of collateral to the Fund for forward roll transactions.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income

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NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Market Risk Factors (Continued)

securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Use of Derivatives

The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to unanticipated changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

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5. Use of Derivatives (Continued)

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments (variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

During the reporting period, the Fund had an ending monthly average market value of $200,329,178 and $59,568,238 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Option Activity

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security, currency or other underlying financial instrument at a fixed price, upon exercise of the option.

Options can be traded through an exchange or through a privately negotiated arrangement with a dealer in an OTC transaction. Options traded through an exchange are generally

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NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Use of Derivatives (Continued)

cleared through a clearinghouse (such as The Options Clearing Corporation). The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased call options on treasury and/or euro futures to increase exposure to interest rate risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has purchased put options on treasury and/or euro futures to decrease exposure to interest rate risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

During the reporting period, the Fund had an ending monthly average market value of $521,386 and $67,433 on purchased call options and purchased put options, respectively.

Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateral accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.

The risk in writing a call option is that the market price of the security increases and if the option is exercised, the Fund must either purchase the security at a higher price for delivery or, if the Fund owns the underlying security, give up the opportunity for profit. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

The Fund has written put options on treasury and/or euro futures to increase exposure to interest rate risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

During the reporting period, the Fund had an ending monthly average market value of $52,001 on written put options.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

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5. Use of Derivatives (Continued)

Written option activity for the reporting period was as follows:

	Number of Contracts	Amount of Premiums

Options outstanding as of December 31, 2015	—	$—
Options written	46,249,416	717,536
Options exercised	(9,416)	(370,736)

Options outstanding as of September 30, 2016	46,240,000	$346,800

Swap Contracts

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, the price or volatility of asset or non-asset references, or the occurrence of a credit event, over a specified period. Swaps can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction (“OTC swaps”) or executed on a regulated market. Certain swaps, regardless of the venue of their execution, are required to be cleared through a clearinghouse (“centrally cleared swaps”). Swap contracts may include interest rate, equity, debt, index, total return, credit default, currency, and volatility swaps.

Swap contracts are reported on a schedule following the Statement of Investments. The values of centrally cleared swap and OTC swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund, if any, at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Swap contract agreements are exposed to the market risk factor of the specific underlying reference rate or asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps have embedded leverage, they can expose the Fund to substantial risk in the isolated market risk factor.

Total Return Swap Contracts. A total return swap is an agreement between counterparties to exchange periodic payments based on the value of asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate) and the other on the total return of a reference asset (such as a security or a basket of securities or securities index). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

Total return swap contracts are exposed to the market risk factor of the specific

37      OPPENHEIMER CORE BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Use of Derivatives (Continued)

underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and/or include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

The Fund has entered into total return swaps to decrease exposure to the credit risk of various indexes or basket of securities. These credit risk related total return swaps require the fund to pay to, or receive payments from, the counterparty based on the movement of credit spreads of the related indexes or securities.

For the reporting period, the Fund had no ending monthly average notional amounts on total return swaps.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk. At period end, the fund had no outstanding total return swap contracts.

Swaption Transactions

The Fund may enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. The purchaser pays a premium to the swaption writer who bears the risk of unfavorable changes in the preset terms on the underlying swap.

Purchased swaptions are reported as a component of investments in the Statement of Investments and the Statement of Assets and Liabilities in the annual and semiannual reports. Written swaptions are reported on a schedule following the Statement of Investments and their value is reported as a separate asset or liability line item in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation or depreciation on written swaptions is separately reported in the Statement of Operations in the annual and semiannual reports. When a swaption is exercised, the cost of the swap is adjusted by the amount of premium paid or received. Upon the expiration or closing of an unexercised swaption contract, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports for the amount of the premium paid or received.

The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund writes a swaption it will become obligated, upon exercise of the swaption, according to the terms of the underlying agreement. Swaption contracts written by the Fund do not give rise to counterparty credit risk prior to exercise as they obligate the Fund, not its counterparty, to perform. When the Fund purchases a swaption it only risks losing the amount of the premium it paid if the swaption expires unexercised. However, when the Fund exercises a purchased swaption there is a risk that the counterparty will fail to perform or otherwise default on its obligations under the swaption contract.

The Fund has purchased swaptions which gives it the option to buy credit protection through credit default swaps in order to decrease exposure to the credit risk of individual issuers and/or indexes of issuers. A purchased swaption of this type becomes more valuable as the likelihood of a credit event on the reference asset increases.

The Fund has written swaptions which give it the obligation, if exercised by the purchaser, to buy credit protection through credit default swaps in order to decrease exposure to the credit risk of individual issuers and/or, indexes of issuers. A written swaption of this type

38      OPPENHEIMER CORE BOND FUND

5. Use of Derivatives (Continued)

becomes more valuable as the likelihood of a credit event on the reference asset increases.

During the reporting period, the Fund had an ending monthly average market value of $148,564 and $48,120 on purchased and written swaptions, respectively.

Written swaption activity for the reporting period was as follows:

	Number of Contracts	Amount of Premiums

Swaptions outstanding as of December 31, 2015	—	$—
Swaptions written	76,298,000	407,418

Swaptions outstanding as of September 30, 2016	76,298,000	$407,418

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform.

To reduce counterparty risk with respect to OTC transactions, the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps, options, swaptions, and forward currency exchange contracts for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

At period end, the Fund has required certain counterparties to post collateral of $920,943.

ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities in the annual and semiannual reports. Bankruptcy or insolvency laws of a particular jurisdiction

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NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Use of Derivatives (Continued)

may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities in the annual and semiannual reports as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g. $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its

40      OPPENHEIMER CORE BOND FUND

5. Use of Derivatives (Continued)

counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

6. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$2,190,577,707
Federal tax cost of other investments	281,952,098

Total federal tax cost	$2,472,529,805

Gross unrealized appreciation	$45,338,483
Gross unrealized depreciation	(7,572,120)

Net unrealized appreciation	$37,766,363

41      OPPENHEIMER CORE BOND FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 9/30/2016, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Integrity Funds

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	11/21/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	11/21/2016

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	11/21/2016